Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	NetEase, Inc.
Entity Central Index Key	0001110646
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	3,246,041,681
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Current assets:
Cash and cash equivalents	$ 255,336	1,590,769	2,214,618
Time deposits	2,102,480	13,098,661	9,704,777
Restricted cash	91,573	570,506	318,684
Accounts receivable, net	43,255	269,485	230,047
Prepayments and other current assets	180,059	1,121,784	900,464
Short-term investments	172,315	1,073,539	993,606
Deferred tax assets	23,102	143,929	111,990
Total current assets	2,868,120	17,868,673	14,474,186
Non-current assets:
Property, equipment and software, net	130,821	815,026	848,469
Land use right, net	1,851	11,529	11,788
License rights			48,962
Deferred tax assets	356	2,215	2,586
Time deposits	78,650	490,000
Other long-term assets	14,528	90,513	58,940
Total non-current assets	226,206	1,409,283	970,745
Total assets	3,094,326	19,277,956	15,444,931
Current liabilities:
Accounts payable	25,323	157,764	134,217
Salary and welfare payables	46,524	289,848	244,398
Dividend payable	130,806	814,934
Taxes payable	62,513	389,465	391,769
Deferred revenue	186,196	1,160,018	1,014,073
Accrued liabilities and other payables	122,706	764,473	498,120
Total current liabilities	574,068	3,576,502	2,282,577
Long-term payable:
Other long-term payable	16,046	99,968	63,890
Total liabilities	590,114	3,676,470	2,346,467
Shareholders' equity:
Ordinary shares, US$0.0001 par value: 1,000,300,000 shares authorized, 3,273,937 shares issued and outstanding as of December 31, 2011 and 3,287,546 shares issued and 3,246,042 shares outstanding as of December 31, 2012	433	2,696	2,687
Additional paid-in capital	185,660	1,156,681	1,002,336
Treasury stock	(67,814)	(422,489)
Statutory reserves	101,781	634,108	472,586
Retained earnings	2,296,851	14,309,609	11,649,092
NetEase, Inc's shareholders' equity	2,516,911	15,680,605	13,126,701
Noncontrolling interests	(12,699)	(79,119)	(28,237)
Total shareholders' equity	2,504,212	15,601,486	13,098,464
Total liabilities and shareholders' equity	$ 3,094,326	19,277,956	15,444,931

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	1,000,300,000	1,000,300,000
Ordinary shares, shares issued	3,287,546	3,273,937
Ordinary shares, shares outstanding	3,246,042	3,273,937

Consolidated Statements of Operations and Comprehensive Income In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Revenues:
Online game services	$ 1,169,654	7,287,063	6,552,431	4,944,439
Advertising services	136,460	850,157	795,422	633,209
E-mail, WVAS and others	38,963	242,741	124,898	82,141
Total revenues	1,345,077	8,379,961	7,472,751	5,659,789
Sales tax expense	(28,732)	(179,005)	(182,099)	(152,120)
Net revenues	1,316,345	8,200,956	7,290,652	5,507,669
Cost of revenues	(413,808)	(2,578,067)	(2,372,288)	(1,798,841)
Gross profit	902,537	5,622,889	4,918,364	3,708,828
Operating expenses:
Selling and marketing expenses	(145,537)	(906,707)	(849,205)	(656,976)
General and administrative expenses	(45,942)	(286,223)	(280,227)	(189,621)
Research and development expenses	(115,298)	(718,315)	(465,490)	(317,929)
Total operating expenses	(306,777)	(1,911,245)	(1,594,922)	(1,164,526)
Operating profit	595,760	3,711,644	3,323,442	2,544,302
Other income (expenses):
Investment income	7,026	43,770	14,128	290
Interest income	67,998	423,634	258,053	141,001
Exchange losses	(89)	(554)	(79,058)	(89,488)
Other, net	16,006	99,718	99,164	(19,634)
Income before tax	686,701	4,278,212	3,615,729	2,576,471
Income tax	(111,016)	(691,642)	(392,756)	(344,446)
Net income	575,685	3,586,570	3,222,973	2,232,025
Add: Net loss attributable to noncontrolling interests	8,167	50,882	11,291	3,747
Net income attributable to the NetEase, Inc.'s shareholders	583,852	3,637,452	3,234,264	2,235,772
Comprehensive income	575,685	3,586,570	3,222,973	2,232,025
Add: Comprehensive loss attributable to noncontrolling interests	8,167	50,882	11,291	3,747
Comprehensive income attributable to the NetEase, Inc.'s shareholders	$ 583,852	3,637,452	3,234,264	2,235,772
Net income per share, basic (in CNY and dollars per share)	$ 0.18	1.11	0.99	0.69
Net income per ADS, basic (in CNY and dollars per share)	$ 4.45	27.7	24.76	17.22
Net income per share, diluted (in CNY and dollars per share)	$ 0.18	1.11	0.99	0.69
Net income per ADS, diluted (in CNY and dollars per share)	$ 4.44	27.65	24.68	17.14
Weighted average number of ordinary shares outstanding, basic (in shares)	3,282,663	3,282,663	3,265,550	3,246,426
Weighted average number of ADS outstanding, basic (in shares)	131,307	131,307	130,622	129,857
Weighted average number of ordinary shares outstanding, diluted (in shares)	3,288,330	3,288,330	3,276,704	3,261,886
Weighted average number of ADS outstanding, diluted (in shares)	131,533	131,533	131,068	130,475

Consolidated Statements of Shareholders' Equity In Thousands, unless otherwise specified	Total USD ($)	Total CNY	Ordinary shares CNY	Additional paid-in capital CNY	Treasury stock CNY	Statutory reserves CNY	Retained earnings CNY	Noncontrolling interests CNY
Balance at Dec. 31, 2009		7,425,344	2,664	784,489		225,784	6,425,841	(13,434)
Balance (in shares) at Dec. 31, 2009			3,238,025
Increase (Decrease) in Shareholders' Equity
Ordinary shares issued upon exercise of employee stock options		24,123	9	24,114
Ordinary shares issued upon exercise of employee stock options (in shares)			14,339
Share-based compensation		42,130		42,130
Appropriation to statutory reserves						96,184	(96,184)
Net income		2,232,025					2,235,772	(3,747)
Others		16		(9)			17	8
Balance at Dec. 31, 2010		9,723,638	2,673	850,724		321,968	8,565,446	(17,173)
Balance (in shares) at Dec. 31, 2010			3,252,364
Increase (Decrease) in Shareholders' Equity
Ordinary shares issued upon exercise of employee stock options		73,337	10	73,327
Ordinary shares issued upon exercise of employee stock options (in shares)			15,539
Ordinary shares issued upon settlement of restricted share units			4	(4)
Ordinary shares issued upon settlement of restricted share units (in shares)			6,034
Share-based compensation		78,289		78,289
Appropriation to statutory reserves						150,618	(150,618)
Net income		3,222,973					3,234,264	(11,291)
Capital injection in a subsidiary by noncontrolling shareholders		227						227
Balance at Dec. 31, 2011		13,098,464	2,687	1,002,336		472,586	11,649,092	(28,237)
Balance (in shares) at Dec. 31, 2011		3,273,937	3,273,937
Increase (Decrease) in Shareholders' Equity
Ordinary shares issued upon exercise of employee stock options		24,712	3	24,709
Ordinary shares issued upon exercise of employee stock options (in shares)			4,929
Ordinary shares issued upon settlement of restricted share units			6	(6)
Ordinary shares issued upon settlement of restricted share units (in shares)			8,680
Share-based compensation		129,642		129,642
Appropriation to statutory reserves						161,522	(161,522)
Net income	575,685	3,586,570					3,637,452	(50,882)
Repurchase of shares		(422,489)			(422,489)
Repurchase of shares (in shares)					(41,504)
Dividend to shareholders		(815,413)					(815,413)
Balance at Dec. 31, 2012	$ 2,504,212	15,601,486	2,696	1,156,681	(422,489)	634,108	14,309,609	(79,119)
Balance (in shares) at Dec. 31, 2012	3,246,042		3,287,546		(41,504)

Consolidated Statements of Cash Flows In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities:
Net income	$ 575,685	3,586,570	3,222,973	2,232,025
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	37,481	233,509	293,239	232,171
Impairment loss for license right			50,316
Share-based compensation cost	32,587	203,018	122,032	102,406
(Reversal of) allowance for provision for doubtful debts	495	3,088	416	(20,029)
Losses (gains) on disposal of property, equipment and software	(7)	(42)	(74)	13,985
Unrealized exchange losses (gains)	(909)	(5,665)	76,262	100,219
Deferred income taxes	(5,067)	(31,568)	(42,442)	8,619
Net equity share of (gains) losses from associated companies	(135)	(842)	1,195	(1,093)
Others	3,492	21,758	(12,580)
Changes in operating assets and liabilities:
Accounts receivable	(11,288)	(70,318)	10,800	(89,997)
Prepayments and other current assets	(11,049)	(68,833)	(83,490)	3,047
Accounts payable	6,929	43,168	22,710	(37,557)
Salary and welfare payables	7,293	45,434	62,425	52,480
Taxes payable	(5,530)	(34,449)	33,329	12,592
Deferred revenue	23,426	145,946	240,121	190,482
Accrued liabilities and other payables	24,641	153,516	75,716	55,604
Net cash provided by operating activities	678,044	4,224,290	4,072,948	2,854,954
Cash flows from investing activities
Purchase of property, equipment and software	(28,676)	(178,654)	(410,120)	(297,980)
Proceeds from sale of property, equipment and software	125	777	263	359
Purchase of other intangible assets	(5)	(32)	(1,042)
Net change of short-term investments with terms of three months or less	(19,261)	(120,000)
Purchase of short-term investments	(176,834)	(1,101,691)	(1,001,026)
Proceeds from maturities of short-term investments	179,772	1,120,000	20,000
Purchase of license right			(39,300)
Long-term investment	(1,270)	(7,915)
Transfer to restricted cash	(40,420)	(251,822)	(178,085)	(16,736)
Net change in time deposits with terms of three months	142,751	889,350	(318,937)	(338,570)
Placement/rollover of matured time deposits	(2,631,361)	(16,393,642)	(10,861,505)	(10,402,822)
Proceeds from maturity of time deposits	1,866,197	11,626,594	9,598,470	8,443,805
Net increase in other assets	(5,940)	(37,003)	(16,951)	(9,218)
Net cash used in investing activities	(714,922)	(4,454,038)	(3,208,233)	(2,621,162)
Cash flows from financing activities:
Proceeds from employees exercising stock options	3,967	24,712	73,337	24,123
Payments of other long-term payable			(20)
Repurchase of shares	(66,603)	(414,942)
Capital contribution from noncontrolling interests			227	16
Net cash provided by (used in) financing activities	(62,636)	(390,230)	73,544	24,139
Effect of exchange rate changes on cash held in foreign currencies	(621)	(3,871)	(8,778)	(14,084)
Net increase (decrease) in cash and cash equivalents	(100,135)	(623,849)	929,481	243,847
Cash and cash equivalents beginning of the year	355,471	2,214,618	1,285,137	1,041,290
Cash and cash equivalents end of the year	255,336	1,590,769	2,214,618	1,285,137
Supplemental disclosures of cash flow information:
Cash paid for income taxes, net of tax refund	104,109	648,609	371,238	252,040
Withholding income tax paid associated with the repatriation of cash for a special dividend	5,618	35,000
Supplemental schedule of non-cash investing and financing activities:
Share repurchase financed by accounts payable	1,211	7,547
Dividend payable	130,806	814,934
Fixed asset purchases financed by accounts payable	$ 1,160	7,228	37,614	146,523

Organization and Nature of Operations	12 Months Ended
Dec. 31, 2012
Organization and Nature of Operations
Organization and Nature of Operations

1.                       Organization and Nature of Operations

(a)                  The Group

NetEase.com, Inc. was incorporated in the Cayman Islands on July 6, 1999 and changed its name to “NetEase, Inc.” (the “Company”)  with effect from March 29, 2012 after its approval at the Company’s extraordinary general meeting of shareholders held on the same day. The Company has been listed on the Nasdaq National Market (now the Nasdaq Global Select Market) in the United States of America since July 2000. As of December 31, 2012, the Company had the following principal subsidiaries and variable interest entities (“VIEs”) for which the Company is the primary beneficiary:

Place and date of
Name	incorporation

NetEase Information Technology (Beijing) Co., Ltd. (“NetEase Beijing”)	Beijing, China August 30, 1999

NetEase Interactive Entertainment Limited (“NetEase Interactive”)	British Virgin Islands April 12, 2002

Guangzhou NetEase Interactive Entertainment Co., Ltd. (“Guangzhou Interactive”)	Guangzhou, China October 15, 2002

Guangzhou Boguan Telecommunication Technology Co., Ltd. (“Boguan”)	Guangzhou, China December 8, 2003

NetEase Youdao Information Technology (Beijing) Co., Ltd. (“Youdao Information”)	Beijing, China March 21, 2006

NetEase (Hangzhou) Network Co., Ltd. (“NetEase Hangzhou”)	Hangzhou, China June 2, 2006

Hong Kong NetEase Interactive Entertainment Limited (“Hong Kong NetEase Interactive”)	Hong Kong, China November 26, 2007

NetEase (Hong Kong) Limited (“NetEase Hong Kong”)	Hong Kong, China November 26, 2007

Guangzhou NetEase Information Technology Co., Ltd. (“Guangzhou Information”)	Guangzhou, China June 24, 2008

Hangzhou Langhe Technology Co., Ltd. (“Hangzhou Langhe”)	Hangzhou, China July 14, 2009

Zhejiang Weiyang Technology Co., Ltd. (“Weiyang”)	Hangzhou, China March 15, 2010

Ujia (Hong Kong) Limited (“Ujia Hong Kong”)	Hong Kong, China May 30, 2011

Ujia.com, Inc. (“Ujia Cayman”)	Cayman Islands June 14, 2011

Lede Technology Co., Ltd. (“Lede Technology”)	Hangzhou, China October 25, 2011

Guangzhou NetEase Computer System Co., Ltd. (“Guangzhou NetEase”)	Guangzhou, China June 24, 1997

Beijing Guangyitong Advertising Co., Ltd. (“Guangyitong Advertising”)	Beijing, China November 8, 1999

Shanghai EaseNet Network Technology Co., Ltd. (“Shanghai EaseNet”)	Shanghai, China January 3, 2008

StormNet Information Technology (Hong Kong) Limited (Formerly known as “Hong Kong NetEase Computer Technology Limited”) (“StormNet IT HK”)	Hong Kong, China April 18, 2008

StormNet Information Technology (Shanghai) Co., Ltd. (“StormNet IT SH”)	Shanghai, China December 9, 2008

Hangzhou Leihuo Network Co., Ltd. (“HZ Leihuo”)	Hangzhou, China April 15, 2009

Ujia E-commerce Co., Ltd. (“Ujia E-commerce”)	Hangzhou, China August 8, 2011

NetEase Media, Inc. (“NetEase Media Cayman”)	Cayman Islands April 13, 2012

NetEase Media (Hong Kong) Limited (“NetEase Media Hong Kong”)	Hong Kong, China June 7, 2012

Anji Weiyang Agricultural Development Co., Ltd. (“Anji Weiyang”)	Anji, China September 18, 2012

In addition, Guangzhou NetEase has two majority-owned subsidiaries, Wangyibao Co., Ltd. (“Wangyibao Company”) and Beijing NetEase Youdao Computer System Co., Ltd. (“Youdao Computer”). The Company, its subsidiaries and VIEs are hereinafter collectively referred to as the “Group” or the “Company”.

As of December 31, 2012, the total assets of all the consolidated VIEs of the Company were RMB1.7 billion, mainly comprising cash and cash equivalents, time deposit, accounts receivable, prepayments and other current assets and fixed assets. As of December 31, 2012, the total liabilities of the consolidated VIEs were RMB1.6 billion, mainly comprising accounts payable, deferred revenue, accrued liabilities and other payables.

In accordance with various contractual agreements, the Company has power to direct the activities of the VIEs and can have assets transferred out of the VIEs. Therefore, the Company considers that there are no assets in the consolidated VIEs that can be used only to settle obligations of the consolidated VIEs, except for the registered capital of the VIEs and certain non-distributable statutory reserves amounting to approximately RMB183.0 million and RMB10.3 million, respectively as of December 31, 2012.  As the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the consolidated VIEs.

Currently, there are certain contractual arrangements between the Company and several of its VIEs which require the Company to provide additional financial support or guarantees to its VIEs, where necessary.

There is no entity in the Company’s group for which the Company has a variable interest but is not the primary beneficiary as of December 31, 2012.

In August 2008, April 2009 and November 2012, Blizzard Entertainment, Inc. (“Blizzard”) agreed to license certain online games to Shanghai EaseNet for operation in China. Shanghai EaseNet is a PRC company owned by William Lei Ding, the Company’s Chief Executive Officer, director and major shareholder, and has contractual arrangements with the joint venture established between, and owned equally by, Blizzard and the Company, and with the Company. The joint venture was established concurrently with the licensing of the games in August 2008 and will provide technical services to Shanghai EaseNet. The joint venture currently consists of two companies, StormNet IT HK and StormNet IT SH. Shanghai EaseNet, StormNet IT HK and StormNet IT SH became fully operational starting in 2009.

As of December 31, 2012, HZ Leihuo, NetEase Media Cayman and NetEase Media Hong Kong were not fully operational.

Weiyang was incorporated in China in March 2010 to operate a swine raising business together with its wholly owned subsidiary, Anji Weiyang, which was established in September 2012.  As of December 31, 2012, Weiyang and Anji Weiyang were still in the process of operation preparation on this new business venture.

Wangyibao Company was incorporated in China in July 2010, as a subsidiary of Guangzhou NetEase, for the purpose of operating the Wangyibao online payment platform of the Company which was initially launched in February 2009 to facilitate e-payment by online game customers to the Company.

Ujia Cayman, Ujia Hong Kong and Lede Technology were incorporated in the Cayman Islands, Hong Kong and China in June, May and October 2011, respectively, for the purpose of operating the Company’s e-commerce business together with Ujia E-commerce, a VIE incorporated in China in August 2011 by two Chinese employees of the Company.

In February 2013, we completed the merger of Guangzhou Interactive and Guangzhou Information into Boguan, with Boguan as the surviving entity.

The Group is principally engaged in developing and providing a range of Internet-related services including online games, advertising, e-mail, wireless value-added services and other e-commence related services in China. Details of the Group’s business are described in Note 1(b).

(b)                  Nature of operations

The Group generates revenues from providing online game services and advertising services on the NetEase websites, and to a much lesser extent, from e-mail, wireless value-added and other e-commence related services. Substantially all of the Company’s revenues are directly or indirectly generated through its VIEs.

The industry in which the Group operates is subject to a number of industry-specific risk factors, including, but not limited to, rapidly changing technologies; government regulations of the Internet and online game industry in China; significant numbers of new entrants; dependence on key individuals; competition of similar services from larger companies; customer preferences; and the need for the continued successful development, marketing and selling of its services.

VIE Arrangements with Guangzhou NetEase, Guangyitong Advertising and Shanghai EaseNet

The Group conducts its business mainly in China. The Chinese government regulates Internet access, telecommunications services, the distribution of news and other information and the provision of commerce through strict business licensing requirements and other governmental regulations, which include, among others, those restricting foreign ownership in Chinese companies providing Internet advertising and other Internet or telecommunications value-added services. To comply with the existing Chinese laws and regulations, the Company and certain of its subsidiaries have entered into a series of contractual arrangements with its principal VIEs with respect to the operation of the NetEase websites, operation of self-developed and licensed online games, Internet content and wireless value-added services, as well as the provision of advertising services.  Such VIEs are:

(1)  Guangzhou NetEase (owned by William Lei Ding, our principal shareholder, and his brother, Bo Ding),

(2)  Guangyitong Advertising (owned by Mr. Ding and Guangzhou NetEase), and

(3)  Shanghai EaseNet (owned by Mr. Ding).

Based on the agreements with the VIEs, the Company’s subsidiaries NetEase Beijing, Guangzhou Interactive, Boguan, Guangzhou Information and NetEase Hangzhou provided technical consulting and related services to these VIEs. In 2012, these agreements were replaced with the following new cooperative agreements to reflect a change in the tax rules in China which resulted in our business in China becoming subject to a value-added tax instead of a business tax. The principal agreements that transfer economic benefits to the Company and its subsidiaries are:

·                 Cooperative agreements with Guangzhou NetEase — under these agreements, the Company’s subsidiaries NetEase Beijing, Boguan and NetEase Hangzhou provide various technical consulting and related services to Guangzhou NetEase in exchange for substantially all of Guangzhou NetEase’s net profits.

·                 Cooperative agreement with Guangyitong Advertising — under this agreement, NetEase Beijing provides various technical consulting and related services in exchange for substantially all of Guangyitong Advertising’s profits.

Each cooperative agreement will remain in effect indefinitely unless any one of the contract parties objects or otherwise required by law.

The principal agreements that provide the Company and its subsidiaries effective control over these VIEs are:

·                 Operating Agreement among NetEase Beijing, Guangyitong Advertising and the ultimate shareholders of Guangyitong Advertising. To ensure the successful performance of the various agreements between the parties, Guangyitong Advertising and its ultimate shareholders have agreed that they will not enter into any transaction, or fail to take any action, that would substantially affect the assets, liabilities, equity or operations of Guangyitong Advertising without the prior written consent of NetEase Beijing. The term of this agreement is 20 years from February 3, 2000.

·                 Shareholder Voting Rights Trust Agreement among William Lei Ding, Bo Ding and NetEase Beijing. Bo Ding irrevocably appoints NetEase Beijing to represent him to exercise all the voting rights to which he is entitled as a shareholder of Guangyitong Advertising and William Lei Ding and Bo Ding agree to cause Guangzhou NetEase to irrevocably appoint NetEase Beijing to represent Guangzhou NetEase to exercise all voting rights. The term of this agreement was 10 years from May 12, 2000, which was extended on June 10, 2011 with a term of 20 years from May 12, 2000.

·                 Letter of Agreement. Each of William Lei Ding and Bo Ding have agreed that any amendments to be made to the agreements to which Guangzhou NetEase, Guangyitong Advertising and/or William Lei Ding and Bo Ding are parties, shall be subject to the approval by the vote of a majority of the Board of the Company, excluding the vote of William Lei Ding. Messrs. Ding have also agreed that, if any amendments to the above mentioned agreements require a vote of the shareholders of NetEase, Guangzhou NetEase or Guangyitong Advertising, as applicable, both of them will vote in their capacity as direct or indirect shareholders of these companies to act based upon the instructions of our Board. The term of this agreement is 20 years from June 6, 2000.

·                 Other Governance Arrangements.  The parties have agreed that upon NetEase Beijing’s determination and at any time when NetEase Beijing is able to obtain approval to invest in and operate all or any part of Guangyitong Advertising or Guangzhou NetEase, NetEase Beijing may acquire all or any part of the assets or equity interests of Guangyitong Advertising or Guangzhou NetEase, to the extent permitted by Chinese law.  In addition, the ultimate shareholders of Guangyitong Advertising have agreed that upon instruction from NetEase Beijing, they will appoint or terminate Guangyitong Advertising’s board members, General Manager, Chief Financial Officer and other senior officers.

The above-mentioned contractual arrangements enable the Company to:

·                 have the power to direct activities of these companies that most significantly impact the entities’ economic performance;

·                 receive substantially all of the economic benefits and residual returns, and absorb substantially all the risk of expected losses from these companies as if it were their sole shareholder; and

·                 have an option to purchase all of the equity interests in these companies at a nominal price.

Management evaluated the relationships among the Company, its subsidiaries and these companies and concluded that the Company is the primary beneficiary of each of them. As a result, these companies’ results of operations, assets and liabilities have been included in the Company’s consolidated financial statements.

The Joint Venture

In addition to the foregoing, in connection with the licensing of certain online games by Blizzard to Shanghai EaseNet for operation in the PRC in August 2008, April 2009 and November 2012, there are certain contractual arrangements among Shanghai EaseNet, the joint venture established between Blizzard and the Company, and the Company.

StormNet IT HK, StormNet IT SH and Shanghai EaseNet (collectively referred to as the “JV Group”) are variable interest entities as equity investment at risk is not sufficient to permit the JV Group to finance its activities without additional subordinated financial support provided by any parties.  Due to the restriction on the disposition of their respective shares in the joint venture, Blizzard and NetEase are considered related parties for purposes of identifying which party is the primary beneficiary under ASC 810.  Since the aggregate variable interests held by Blizzard and NetEase would, if held by a single party, identify that party as the primary beneficiary, either Blizzard or NetEase will be the primary beneficiary. Based on the assessment of all relevant facts and circumstances, the Company determined that NetEase is most closely associated with the JV Group and therefore is the primary beneficiary.  As a result, the JV Group’s results of operations, assets and liabilities have been included in the Company’s consolidated financial statements.

The Company conducts substantially all of its business through the various VIEs discussed above and their subsidiaries, and therefore these companies directly affect the Company’s financial performance and cash flows.  As discussed below, if the Chinese government determines the VIE agreements do not comply with applicable laws and regulations and requires the Company to restructure its operations entirely or discontinue all or any portion of its business, or if the uncertainties in the PRC legal system limit the Group’s ability to enforce these contractual agreements, the Group’s business operations will be significantly disrupted and the Group might be unable to consolidate these companies in the future.  In the opinion of management, the likelihood of loss in respect of the Group’s current ownership structure or the contractual arrangements with its VIEs is remote.

Risks related to the VIE arrangements

The Company believes that its contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable.  The major shareholder of Guangzhou NetEase, which is in turn the major shareholder of Guangyitong Advertising, Wangyibao Company and Youdao Computer, and Shanghai EaseNet is the largest shareholder of the Company.  He therefore has no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and if Mr. Ding were to reduce his interest in the Company, his interests may diverge from that of the Company and that may potentially increase the risk that he would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so. If the VIEs fail to perform their respective obligations under the current contractual arrangements, the Company may have to incur substantial costs and expend significant resources to enforce those arrangements and rely on legal remedies under Chinese laws. The Chinese laws, rules and regulations are relatively new, and because of the limited volume of published decisions and their non-binding nature, the interpretation and enforcement of these laws, rules and regulations involve substantial uncertainties. These uncertainties may impede the ability of the Company to enforce these contractual arrangements, or suffer significant delay or other obstacles in the process of enforcing these contractual arrangements and materially and adversely affect the results of operations and the financial position of the Company.

In addition, many Chinese regulations are subject to extensive interpretive powers of governmental agencies and commissions, and there are substantial uncertainties regarding the interpretation and application of current and future Chinese laws and regulations.  Accordingly, the Company cannot be assured that Chinese regulatory authorities will not ultimately take a contrary view to its belief and will not take action to prohibit or restrict its business activities.  The relevant regulatory authorities would have broad discretion in dealing with any deemed violations which may adversely impact the financial statements, operations and cash flows of the Company (including the restriction on the Company to carry out the business). It is unclear, however, how such restructuring could impact the Company’s business and operating results, as the Chinese government has not yet found any such contractual arrangements non-compliant. If the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the PRC government could potentially:

·             revoke the Group’s business and operating licenses;

·             require the Group to discontinue or restrict operations;

·             restrict the Group’s right to collect revenues;

·             block the Group’s websites;

·             require the Group to restructure the operations in such a way as to compel the Group to establish a new enterprise, re-apply for the necessary licenses or relocate our businesses, staff and assets;

·             impose additional conditions or requirements with which the Group may not be able to comply; or

·             take other regulatory or enforcement actions against the Group that could be harmful to the Group’s business.

The imposition of any of these penalties may result in a material and adverse effect on the Group’s ability to conduct the Group’s business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs. The Group does not believe that any penalties imposed or actions taken by the PRC government would result in the liquidation of the Company, its subsidiaries or the VIEs.

Principal Accounting Policies	12 Months Ended
Dec. 31, 2012
Principal Accounting Policies
Principal Accounting Policies

2.                       Principal Accounting Policies

(a)                  Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company is the primary beneficiary with the ownership interests of minority shareholders reported as noncontrolling interests. All significant transactions and balances among the Company, its subsidiaries and VIEs have been eliminated upon consolidation. The Company consolidates a VIE if the Company has the power to direct matters that most significantly impact the activities of the VIE, and has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE.

(b)                  Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The consolidated financial statements are prepared based on the historical cost convention.

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Actual results might differ from those estimates. These estimates and assumptions include, but are not limited to, assessing the following: lives of the permanent in-game items, the determination of whether sales prices are fixed or determinable and collection is probable or reasonably assured and the recoverability of accounts receivable, realization of deferred tax assets and the determination of uncertain tax positions, useful lives and impairment provision of property, equipment and software and intangibles, and fair value of the Company’s stock options and restricted share units.

(c)                   Revenue recognition

The Group recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectability is reasonably assured.

Net revenues presented in the consolidated statements of operations and comprehensive income represent revenues from online game services, advertising services, e-mail, wireless value-added services and others recognized net of sales discount, sales tax and related surcharges

(i)                     Online game services

The Group sells prepaid point cards through Guangzhou NetEase and Shanghai EaseNet to the end user. Customers can purchase physical prepaid point cards in different locations in China, including Internet cafés, software stores, convenience stores and bookstores. Customers can also purchase “virtual” prepaid points from vendors who register the points in the Group’s system and “virtual” prepaid cards online via debit and credit cards or bank transfers via the Company’s Wangyibao online payment services platform, and receive the prepaid point information over the Internet. Customers can use the points to play the Group’s online games, pay for in-game items and use other fee-based services. Proceeds received from the sales of prepaid point cards and online points to players are recorded as deferred revenues. The Group earns revenue through providing online game services to players under two types of revenue models: time-based revenue model and item-based revenue model. For online games using the time-based model, players are charged based on the time they spend playing games.

Under the item-based model, the basic game play functions are free of charge, and players are charged for purchases of in-game items. Revenues from the sales of in-game items are recognized when the items are consumed by the customers or over the estimated lives of the in-game items. The Company considers the average period that players typically play the games and other game player behavior patterns, as well as various other factors, including the acceptance and popularity of expansion packs, promotional events launched and market conditions to arrive at the best estimates for the estimated lives of the permanent in-game items. The Group assesses the estimated lives of the permanent in-game items for the item-based games on a quarterly basis. Adjustments arising from the changes of estimated lives of permanent in-game items are applied prospectively as such changes are resulted from new information indicating a change in the game player behavior patterns.

Unused online points in a personal game account are recognized as revenues when the likelihood that the Group would provide further online games services with respect to such online points is remote. The Group has determined that such likelihood is remote when the personal game account has been inactive for 540 days or more. The revenue recognized from the inactive accounts was insignificant in 2011 and 2012.

(ii)                   Advertising services

The Group derives its advertising revenues principally from short-term online advertising contracts engaged by Guangyitong Advertising. Advertising service contracts may consist of multiple elements that typically spans over a quarter to a year. Before 2011, the Company has not established vendor specific objective evidence of fair value for the multiple components and, as a result, with respect to the advertising contract that do not include a fixed delivery pattern for various types of advertising services, recognition of revenues is deferred until completion of the contract. For the advertising contracts with a fixed delivery pattern, revenues are recognized ratably over the period in which the advertisement is displayed and only if collection of the resulting receivables is probable. In accordance with ASU No.2009-13 Revenue Recognition - Multiple-Deliverable Revenue Arrangements (“ASU No.2009 -13”), on January 1, 2011, the Company began to treat advertising contracts with multiple deliverable elements as separate units of accounting for revenue recognition purposes and to recognize revenue on a periodic basis during the contract when each deliverable service is provided. Since the contract price is for all deliverables, the Company allocates the arrangement consideration to all deliverables at the inception of the arrangement on the basis of their relative selling price according to the selling price hierarchy established by ASU No.2009-13. The Company use (a) vendor-specific objective evidence of selling price, if it exists, otherwise, (b) third-party evidence of selling price. If neither (a) nor (b) exists, the Company will use (c) the management’s best estimate of the selling price for that deliverable. The adoption did not have a material impact on the Company’s consolidated financial statements.

In the search engine business, Youdao Information enters into “cost per action” (“CPA”) advertising contracts and receives fees when an online user performs a specific action such as purchasing a product from or registering with the advertiser. Revenue for CPA contracts is recognized when the specific action is completed. Youdao Information may also enter into advertising business contracts with advertisers that include guarantees of a minimum number of impressions or times that an advertisement appears in pages viewed by users. To the extent that minimum guaranteed impressions are not met within the contractual time period, the related revenues are deferred until the remaining guaranteed impression levels are achieved.

The Company recognizes revenue and expense at fair value from a barter transaction involving advertising services provided by the Group only if the fair value of the advertising services surrendered in the transaction is determinable based on the entity’s own historical practice of receiving cash and cash equivalents, marketable securities, or other consideration that is readily convertible to a known amount of cash for similar advertising from buyers unrelated to the counterparty in the barter transaction.

For the years ended December 31, 2010, 2011 and 2012, the Group engaged in certain advertising barter transactions for which the fair value was not determinable and therefore no revenues or expenses derived from these barter transactions were recognized. These transactions primarily involved exchanges of advertising services rendered by the Group for advertising, promotional benefits, content, consulting services and software provided by the counterparties.

(iii)                E-mail, wireless value-added services and others

Revenue from e-mail, wireless value-added services and others (“e-mail, WVAS and others”) is predominantly derived from activities related to fee-based premium services, e-commerce and online payment platform services.

Fee-based premium services revenues, operated on a monthly subscription basis, are derived principally from providing premium e-mail and WVAS services. Prepaid subscription revenues are deferred and are recognized by the Group over the period in which the services are provided.

In February 2009, the Company launched its Wangyibao payment platform, through which game players registered for Wangyibao operations can deposit money in their accounts and use the accounts to pay for game point cards and other fee-based services and products rendered by the Company. The Company recognizes revenue when services are rendered to account holders in accordance with service agreement.

Revenues from e-commerce services mainly include personalized photo-based products, game accessories and other e-commerce related services. Revenues are recognized when such products are transferred to the customers or the services are rendered and collections are reasonably assured.

(d)                 Cost of revenues

Costs of online game services, advertising services and e-mail, WVAS and others consist primarily of staff costs, royalties and consultancy fees related to licensed games, depreciation and amortization of computers and software, server custody fees, bandwidth, sales tax paid by the Company and its subsidiaries on intra-group revenues from the VIEs and other direct costs of providing these services. These costs are charged to the consolidated statements of operations and comprehensive income as incurred.

(e)                   Research and development costs

Research and development costs mainly consist of personnel-related expenses and technology service costs incurred for the development of online games prior to the establishment of technological feasibility and costs associated with new product development. For the years ended December 31, 2010, 2011 and 2012, the costs incurred for development of online game products have not been capitalized because the period after the date technical feasibility is reached and the time when the game is marketed is short historically and the development cost incurred in the period are insignificant.

(f)                    Cash, cash equivalentsand time deposits

Cash and cash equivalents represent cash on hand, demand deposits placed with large reputable banks in Hong Kong or China, and highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase with terms of less than three months. As of December 31, 2011, there were cash at bank and demand deposits with terms of less than three months denominated in US dollars and Euro amounting to approximately US$32.1 million and Euro18.6 million, respectively. As of December 31, 2012, there were cash at bank and demand deposits with terms of less than three months denominated in US dollars and Euro amounting to approximately US$30.1 million and Euro23.6 million, respectively (equivalent to approximately RMB189.5 million and RMB196.3 million, respectively).

Time deposits represent time deposits placed with banks with original maturities of three months or more. As of December 31, 2011, there were time deposits denominated in US dollars and Euro amounting to approximately US$34.5 million and Euro55.8 million, respectively. As of December 31, 2012, there were time deposits denominated in US dollars and Euro amounting to approximately US$29.9 million and Euro18.4 million (equivalent to approximately RMB188.2 million and RMB152.8 million, respectively).

As of December 31, 2011 and 2012, the Company had approximately RMB11.6 billion and RMB13.4 billion cash and cash equivalents and time deposits held by its PRC subsidiaries and VIEs, representing 97.4% and 88.1% of total cash and cash equivalents and time deposits of the Company, respectively.

As of December 31, 2011 and 2012, the Company had a restricted cash balance which is set aside for a period of 12 months or less of approximately RMB318.7 million and RMB570.5 million, respectively, comprising as follows (in millions):

	December 31,	December 31,
	2011	2012
	RMB	RMB
Guarantee deposit for consulting fee payments due to Blizzard	85.0	85.0
Escrow account deposit for funding sales and marketing activities of Blizzard’s licensed games	233.7	209.2
Customer deposit of Wangyibao accounts	—	276.3
	318.7	570.5

The Company had no other lien arrangements during 2011 and 2012.

(g)                  Fair value of financial instruments

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace

Level 3 — Unobservable inputs which are supported by little or no market activity

The Group’s financial instruments include cash and cash equivalents and time deposits, accounts receivable, prepayments and other current assets, short-term investments, accounts payable, deferred revenue and accrued liabilities and other payables, which the carrying values approximate their fair value. Please see Note 25 for additional information.

(h)                  Short-term investment

Short-term investments include investments in financial instruments with a variable interest rate indexed to performance of underlying assets and investments that the Company has positive intent and ability to hold to maturity.

In accordance with ASC 825, for investments in financial instruments with a variable interest rate indexed to performance of underlying assets, the Company elected the fair value method at the date of initial recognition and carried these investments at fair value. Changes in the fair value are reflected in the consolidated statements of operations and comprehensive income as other income /(expense). Fair value is estimated based on quoted prices of similar products provided by banks at the end of each period. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements. Please see Note 25 for additional information.

The investments that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity investments and stated at amortized cost.    For individual investment classified as held-to-maturity investments, the Company evaluates whether a decline in fair value below the amortized cost basis is other than temporary in accordance with the Company’s policy and ASC 320-10. If the Company concludes that, it does not intend or is not required to sell an impaired debt investment before the recovery of its amortized cost basis, the impairment is considered temporary and the held-to-maturity investments continue to be recognized at the amortized cost.

(i)                     Investment in associated companies

Investments in associated companies in which the Company is in a position to exercise significant influence by participating in, but not controlling or jointly controlling, the financial and operating policies are accounted for using the equity method and are reported under other long-term assets in the consolidated balance sheets.

(j)                     Property, equipment and software

Property, equipment and software are stated at cost less accumulated depreciation. Depreciation is calculated on the straight-line basis over the following estimated useful lives, taking into account any estimated residual value:

Building	20 years
Decoration	5 years
Leasehold improvements	lesser of the term of the lease and the estimated useful lives of the assets
Furniture, fixtures and office equipment	5-10 years
Vehicles	5 years
Servers and computers	3 years
Software	3 years

Repairs and maintenance expenditures, which are not considered improvement and do not extend the useful life of the property and equipment, are expensed as incurred. When the Company retires or disposes its property, equipment and software, it records any gain or loss arising from the retirement or disposal under Other, net in its consolidated statements of operations and comprehensive income.

(k)                  Intangible assets

Finite-lived intangible assets are tested for impairment if impairment indicators arise. The Company amortizes its finite-lived intangible assets from business acquisition using the straight-line method:

Land use right	over the remaining term of the land use right period
License right	over the license period
Customer contracts and relationships	8-10 years
Technology	3 years

(l)                     Advertising expenses

The Company expenses advertising costs as incurred and reports these costs under selling and marketing expense. Advertising expenses totaled approximately RMB203.7 million, RMB247.0 million and RMB242.8 million for the years ended December 31, 2010, 2011 and 2012, respectively.

(m)              Foreign currency translation

The functional currency of the entities within the Group is RMB. Transactions denominated in currencies other than RMB are translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the balance sheet dates. The resulting exchange differences are included in the consolidated statements of operations and comprehensive income.

Translations of amounts from RMB into United States dollars for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB6.2301 on the last trading day of 2012 (December 31, 2012) as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into United States dollars at such rate.

(n)                  Share-based compensation

The Company measures the cost of employee services received in exchange for stock options at the grant date fair value of the award under its 2000 Stock Incentive Plan (see Note 18(a)). The Company recognizes the share-based compensation costs, net of a forfeiture rate, on a straight-line basis of 25% a year over a vesting term of four years.  The Company adopts the Black-Scholes option pricing model to determine the fair value of stock options and account for share-based compensation cost using an estimated forfeiture rate at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Under its 2009 Restricted Share Unit Plan (see Note 18(b)), the Company issues restricted share units (RSUs) to its employees, directors and consultants with performance conditions and service vesting periods ranging from one year to five years. Some of the RSUs issued are to be settled, at the Company’s discretion, in stock or cash upon vesting based on the stock price at grant date. At each reporting period, the Company evaluates the likelihood of performance conditions being met. Share-based compensation costs are then recorded for the number of RSUs expected to vest on a graded-vesting basis, net of estimated forfeitures, over the requisite service period. The compensation cost of the RSUs to be settled in stock only is measured based on the fair value of stock when all conditions to establish the grant date have been met. The compensation cost of RSUs to be settled either in stock or cash at the Company’s discretion is remeasured until the date when settlement in stock or cash is determined by the Company.

The Company records share-based compensation to the consolidated statements of operations and comprehensive income with the corresponding credit to the additional paid-in-capital for share options and RSUs to the extent that such awards are to be settled only in stock.  On the other hand, for RSUs which will either be settled in stock or cash as discussed above, the Company continues to mark to market such awards and, in accordance with the vesting schedules of such awards, record the resulting potential liabilities under other long-term payables and accrued liabilities which totaled RMB99.8 million and RMB75.6 million, respectively as of December 31, 2012. There were no significant cash payments for share-based liabilities for the year ended 2010, 2011 and 2012.

Forfeitures were estimated based on the Company’s weighted average historical forfeiture rate of the past five years. Differences between actual and estimated forfeitures are expensed in the period that the differences occur. See Note 18 for further information regarding share-based compensation assumptions and expense.

(o)                  Taxation

Income tax expense is recognized in accordance with the laws of the relevant taxing authorities, with deferred taxes being provided for temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. Tax rate changes are reflected in income during the period the changes are enacted.

A deferred income tax asset or liability is computed for the expected future impact of differences between the financial reporting and tax bases of assets and liabilities as well as the expected future tax benefit to be derived from tax loss and tax credit carry forwards. The Company classifies deferred tax assets and liabilities into current and non-current based on the classification of the related asset or liability for financial reporting. A deferred tax liability or asset that is not related to an asset or liability for financial reporting, including deferred tax assets related to tax loss carry forwards, is classified according to the expected reversal date of the temporary difference.

Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount “more likely than not” to be realized in future tax returns. The valuation allowance for a particular tax jurisdiction is allocated between current and non-current deferred tax assets for that tax jurisdiction on a pro rata basis.

For a particular tax-paying component of an enterprise and within a particular tax jurisdiction, (a) all current deferred tax assets and liabilities are offset and presented as a single amount and (b) all non-current deferred tax assets and liabilities are offset and presented as a single amount. The Company does not offset deferred tax assets and liabilities attributable to different tax-paying components of the enterprise or to different tax jurisdictions.

The Company reports tax-related interest expense and penalty in Other, net in the consolidated statements of operations and comprehensive income, if there is any.  The Company did not incur any material penalty or interest payments in connection with tax positions during the years ended December 31, 2010, 2011 and 2012.

The Company did not have any significant unrecognized uncertain tax positions as of December 31, 2011 and 2012.

In order to assess uncertain tax positions, the Company applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

(p)                  Net earnings per share (“EPS”) and per American Depositary Share (“ADS”)

Basic earnings per share are computed on the basis of the weighted-average number of ordinary shares outstanding during the period under measurement. Diluted earnings per share are based on the weighted-average number of ordinary shares outstanding and potential ordinary shares. Potential ordinary shares result from the assumed exercise of outstanding stock options, RSUs or other potentially dilutive equity instruments, when they are dilutive under the treasury stock method or the if-converted method.

(q)                  Statutory reserves

The Company’s subsidiaries and VIEs incorporated in China are required to make appropriations to certain non-distributable statutory reserves. In accordance with the laws applicable to China’s Foreign Investment Enterprises, its subsidiaries have to make appropriations from its after-tax profit as reported in their PRC Statutory Accounts to non-distributable statutory reserves including (i) general reserve fund and (ii) staff bonus and welfare fund. The appropriation to the general reserve fund is at least 10% of the after-tax profits as reported in the PRC Statutory Accounts. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. The appropriation to the other reserve funds is at the discretion of the Board of Directors of the respective company. At the same time, the Company’s VIEs, in accordance with the China Company Laws, must make appropriations from their after-tax profit as reported in their PRC Statutory Accounts to non-distributable statutory reserves including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund is at least 10% of the after-tax profits as reported in their PRC Statutory Accounts. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the Board of Directors of the respective companies.

The general reserve fund and statutory surplus fund are restricted to set off against losses, expansion of production and operation or increase in the registered capital of the respective companies. The staff bonus and welfare fund is available to fund payments of special bonuses to staff and for collective welfare benefits. Upon approval by the Board of Directors, the discretionary surplus can be used to offset accumulated losses or to increase capital.

The staff bonus and welfare fund is a liability in nature. The other statutory reserves are not transferable to the Company in the form of cash dividends, loans or advances, and therefore, are not available for distribution except in liquidation.

The following table presents the Group’s appropriations to general reserve fund and statutory surplus fund for the years ended December 31, 2010, 2011 and 2012 (in thousands):

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Appropriations to general reserve fund and statutory surplus fund	96,184	150,618	161,522

For the years ended December 31, 2010, 2011 and 2012, NetEase Beijing did not make appropriations to statutory reserves as their cumulative appropriations in the past have already reached the statutory limit, namely 50% of the registered capital of the respective companies.

(r)                   Noncontrolling interests

In 2009, the Company adopted the retrospective presentation and disclosure requirements on the noncontrolling interest which became effective for fiscal years beginning on or after December 31, 2008. The noncontrolling interest will continue to be attributed its share of losses even if that attribution results in a deficit noncontrolling interest balance.

(s)                    Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, stockholder, or a related corporation.

(t)                     Comprehensive income

Comprehensive income is defined as the change in equity of the Company during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. The comprehensive income and the net income are the same during the years ended December 31, 2010, 2011 and 2012.

(u)                  Segment reporting

The Group’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements is set out in details under Note 24.

(v)                  Dividends

Dividends of the Company are recognized when declared.

(w)                Recently issued accounting pronouncements

In July 2012, the FASB issued ASU 2012-02, “Intangibles — Goodwill and Other: Testing Indefinite Lived Intangible Assets for Impairment”. The Update applies to all entities, both public and nonpublic, that have indefinite-lived intangible assets, other than goodwill, reported in their financial statements. Per the Update, an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if financial statements for the most recent annual or interim period have not yet been issued. This Update will not have a material impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued revised guidance on “Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”. This revised guidance does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, this revised guidance requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. This revised guidance is effective prospectively for reporting periods beginning after December 15, 2012 for public entities. This revised guidance will not have a material impact on the Company’s consolidated financial statements.

Concentrations and Risks	12 Months Ended
Dec. 31, 2012
Concentrations and Risks
Concentrations and Risks

3.                        Concentrations and Risks

(a)                   Bandwidth and server custody service provider

The Group relied on telecommunications service providers and their affiliates for bandwidth and server custody service to support its operations during fiscal years 2010, 2011 and 2012 as follows:

	For the year ended December 31,
	2010	2011	2012
Total number of telecommunications service providers	12	12	11
Service providers providing 10% or more of the Company’s requirements	3	3	2
Total % of the Company’s requirements provided by 10% or greater service providers	87.9%	86.6%	82.1%

(b)                   Credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist primarily of cash and cash equivalents, time deposits, restricted cash, accounts receivable and short-term investments. As of December 31, 2011 and 2012, substantially all of the Company’s cash equivalents, time deposits and restricted cash were held in major financial institutions located in the PRC or Hong Kong, which management consider being of high credit quality. Accounts receivable are typically unsecured and are generally derived from revenue earned from advertising services. No single customer has a receivable balance exceeding 10% of the total accounts receivable balance for the years ended 31 December, 2011 and 2012.

The short-term investments consist of the held-to-maturity investment of fixed-rate corporate bonds of well-known Chinese companies and other short-term investments of financial products issued by commercial banks in China with a variable interest rate indexed to performance of underlying assets, both have a maturity date within one year as of the purchase date. The held-to-maturity investments have a credit rating of Aa or Aaa by Moody’s Investors Service, or AA or AAA by Standard & Poor’s Corp., or an equivalent rating by another reputable PRC licensed rating service agency. The effective yields of the held-to-maturity investments and other short-term investments range from 4.00% to 4.75% per annum. Any negative events or deterioration in financial well-being with respect to the counterparties of the above investments and the underlying collateral may cause a material loss to the Company and have a material effect on the Company’s financial condition and results of operations.

(c)                    Major Customers

No single customer represented 10% or more of the Company’s total revenues for the years ended December 31, 2010, 2011 and 2012.

(d)                   Online Games

The Company derived a combined total of 95.8%, 94.5% and 93.7% of its total net game revenues for the years ended December 31, 2010, 2011 and 2012, respectively from several of the Company’s self-developed massively multi-player online role-playing games, including Fantasy Westward Journey, Westward Journey Online II, Tianxia III, Ghost and Heroes of Tang Dynasty II (a comprehensive upgrade from Heroes of Tang Dynasty) as well as World of Warcraft®, a game developed by and licensed from Blizzard.

(e)                    Chinese Regulations

The Chinese market in which the Group operates exposes the Company to certain macro-economic and regulatory risks and uncertainties. These uncertainties extend to the ability of the Group to provide Internet services through contractual arrangements in China as this industry remains highly regulated. The Chinese government may issue from time to time new laws or new interpretations on existing laws to regulate this industry. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, the status of properties leased for the Group’s operations, its legal structure and scope of operations in China, which could be subject to further restrictions resulting in limitations on the Company’s ability to conduct business in China. The Chinese government may also require the Company to restructure its operations entirely if it finds that its contractual arrangements do not comply with the applicable laws and regulations. It is unclear how such a restructuring could impact the Company’s business and operating results, as the Chinese government has not yet found any such contractual arrangements non-compliant. However, any such restructuring may cause significant disruption to the Company’s business operations.

Allowance for Doubtful Accounts	12 Months Ended
Dec. 31, 2012
Allowance for Doubtful Accounts
Allowance for Doubtful Accounts

4.                        Allowance for Doubtful Accounts

The Company closely monitors the collection of its accounts receivables and records a reserve for doubtful accounts against aged accounts and for specifically identified non-recoverable amounts. If the economic situation and the financial condition of the customer deteriorate resulting in an impairment of the customer’s ability to make payments, additional allowances might be required. Receivable balances are written off when they are determined to be uncollectible. The following table sets out the movements of the allowance for doubtful accounts for the years ended December 31, 2010, 2011 and 2012 (in thousands):

	Balance at January 1,	Charged to (write- back against) cost and expenses	Write-off of receivable balances and corresponding provisions	Balance at December 31,
	RMB	RMB	RMB	RMB
2010	30,015	(20,029)	(2,164)	7,822
2011	7,822	416	(266)	7,972
2012	7,972	3,088	(668)	10,392

Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2012
Prepayments and Other Current Assets
Prepayments and Other Current Assets

5.                        Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets (in thousands):

	December 31,	December 31,
	2011	2012
	RMB	RMB
Guarantee payment made to Blizzard - royalty fees	363,508	424,757
Prepayment for royalties - current portion	225,307	257,037
Interest receivable	105,798	182,681
Prepayments	65,659	43,686
Wangyibao operating funds held by third party online payment settlement service providers	63,745	105,735
Prepayment for sales tax	46,623	63,303
Employee advances	6,288	9,892
Security and rental deposits	5,679	8,505
Other	17,857	26,188
	900,464	1,121,784

In accordance with the license agreements of World of Warcraft and StarCraft® II: Wings of Liberty®, the Company made the guarantee payments to Blizzard on behalf of Shanghai EaseNet for the minimum guaranteed royalties as of December 31, 2011 and 2012. The guarantee amounts will be released to the Company when actual royalties are paid by Shanghai EaseNet to Blizzard.

As of December 31, 2011 and 2012, prepayments for royalties representing prepaid royalties based on game cards activated but remaining unconsumed related to operations of games licensed from Blizzard.

In February 2009, the Company launched its Wangyibao online payment platform, through which game players registered for Wangyibao online payment services can deposit money in their accounts and use the accounts to pay for game point cards and other fee-based services and products rendered by the Company.  Account holders may also withdraw money from their accounts at any time, such as to pay for items purchased from other players or when they want the return of their money.  The Company engages certain third party online payment settlement service providers to collect payments from and process withdrawals by customers.  As of December 31, 2011 and 2012, the Company had operating funds held by its third party online payment settlement service providers as shown above.

The amount of employee advances listed above included staff housing loan balances of RMB5.4 million and RMB9.1 million repayable within 12 months from December 31, 2011 and 2012, respectively (see Note 10 (b)). No advances were made directly or indirectly to the Company’s executive officers for their personal benefit for the years ended December 31, 2011 and 2012.

Short-term Investments	12 Months Ended
Dec. 31, 2012
Short-term Investments
Short-term Investments

6.                        Short-term Investments

As of December 31, 2011 and 2012, the Group’s short-term investments consisted of held-to-maturity investments including fixed-rate corporate bonds and other short-term investments of financial products issued by commercial banks in China with a variable interest rate indexed to performance of underlying assets and a maturity date within one year when purchased. As of December 31, 2012, the effective yields of short-term investments ranged from 4.00% to 4.75% per annum (2011: 4.27% to 5.65% per annum).

The following is a summary of short-term investments (in thousands):

	December 31, 2012
	Carrying Value	Unrecognized Gains/(Loss)	Estimated Fair Value
	RMB	RMB	RMB
Held-to-maturity securities-fixed rate investments	953,035	—	953,035
Other short-term investments	120,504	—	120,504

	December 31, 2011
	Carrying Value	Unrecognized Gains/(Loss)	Estimated Fair Value
	RMB	RMB	RMB
Held-to-maturity securities-fixed rate investments	993,606	—	993,606

During the years ended December 31, 2010, 2011 and 2012, the Company recorded investment income related to short-term investments of nil, RMB13.1million and RMB42.9 million in the consolidated statements of operations and comprehensive income, respectively.

Property, Equipment and Software	12 Months Ended
Dec. 31, 2012
Property, Equipment and Software
Property, Equipment and Software

7.                        Property, Equipment and Software

The following is a summary of property, equipment and software (in thousands):

	December 31,	December 31,
	2011	2012
	RMB	RMB
Building and decoration	534,375	564,001
Leasehold improvements	35,181	39,062
Furniture, fixtures and office equipment	42,432	47,628
Vehicles	7,167	10,095
Servers and computers	643,033	729,724
Software	37,853	38,182
Construction in progress	118,581	135,041
	1,418,622	1,563,733
Less: accumulated depreciation	(570,153)	(748,707)
Net book value	848,469	815,026

Depreciation expense was RMB153.3 million, RMB208.3 million and RMB184.2 million for the years ended 2010, 2011 and 2012, respectively.

The Company occupies a building in Guangzhou with floor space of approximately 20,000 square meters which was previously owned by a third party property developer. William Lei Ding, the Company’s Chief Executive Officer, Director and major shareholder, had previously paid a deposit of RMB62.4 million to the property developer and agreed to purchase the property from the land developer once the title is issued. The Company and Mr. Ding had negotiated with the property developer to return Mr. Ding’s deposit and grant the Company the right to purchase the property upon the title being issued. However, these negotiations were unsuccessful and the property developer was found to have mortgaged such property to the bank. In February 2009, the Company and Mr. Ding agreed that Mr. Ding would initiate certain arbitration proceedings against the property developer to demand that the developer discharge the mortgage and complete registration for the transfer of title to Mr. Ding. Following negotiations during the arbitration process, both parties entered into a settlement agreement on December 24, 2009. Under the settlement agreement, the Company made a payment of approximately RMB13.7 million to the land developer on behalf of Mr. Ding and the land developer completed the transfer of the entire property to Mr. Ding in January 2010.  By July 2010, Mr. Ding completed the transfer of his interest in the property to the Company at cost of RMB72.2 million. (see Notes 23). In addition, the Company incurred miscellaneous property-related transfer costs at a total of RMB8.4 million upon this property transfer which was capitalized as part of the property additions in 2010. As a result of the foregoing property transfer, the Company records its property interest in the Guangzhou office building at a total cost of RMB80.6 million during 2010.

From the date the Company commenced occupying this property in July 2006 to its acquisition of the title to the property in June 2010, the Company did not paid any rent for its occupation of this property. The Company has incurred payments for various improvements to the property and installation of equipment in the aggregate amount of approximately RMB75.3 million as of December 31, 2009. Although the Company did not paid any rent for this property, it accrued an imputed rent payable (based on the prevailing market rental) of approximately RMB33.9 million for the period from July 2006 to June 2010. The provision of the imputed rent was previously reported under accounts payable in the Company’s consolidated balance sheets. Following the successful transfer of the building to the Company by Mr. Ding in June 2010, the Company credited the total amount of imputed rental accrued to date of approximately RMB33.9 million to the accumulated depreciation account and will amortize the remaining cost of the building over the estimated useful life of the building.

During 2007, the Company started to construct a new research and development center in Hangzhou, China. Construction of the main building was completed in December 2010 and relevant depreciation began in January 2011. As of December 31, 2012, the accumulated capital expenditures in connection with the construction and renovation of this center were RMB431.9 million, excluding payment for the land use right, which was recorded separately (see Note 8). The Company does not expect to incur material costs for the completion of certain parts of the building which remained unfurnished and unused as of December 31, 2012.

As of December 31, 2011 and 2012, Construction in progress balance mainly represented a prepayment of RMB110.9 million and RMB112.0 million, respectively for the construction of an office building in Beijing. All the related cost is capitalized in construction in progress to the extent they are incurred for the purposes of bringing the construction development to a usable state.

Land Use Right (Land Use Right)	12 Months Ended
Dec. 31, 2012
Land Use Right
Land Use Right
Land Use Right

8.                        Land Use Right

The Company acquired the land use right in 2007 for the purpose of constructing a new research and development center in Hangzhou, China. Amortization of the land use right is made over the remaining term of the land use right period of 50 years from the date when the Company first obtained the land use right certificate from the local authorities. The land use right will be fully amortized by August 31, 2057.  The land use right is summarized as follows (in thousands):

	December 31,	December 31,
	2011	2012
	RMB	RMB
Cost	27,779	27,779
Incentive payment from Hangzhou local government	(15,000)	(15,000)
Accumulated amortization	(991)	(1,250)
Land use right, net	11,788	11,529

The total amortization expense for each of the years ended December 31, 2010, 2011 and 2012 amounted to approximately RMB258,000. The estimated amortization expense for each of the five succeeding fiscal years is expected to be approximately RMB258,000 each year.

License Rights (License Rights)	12 Months Ended
Dec. 31, 2012
License Rights
License Rights
License Rights

9.                        License Rights

In August 2008, Blizzard agreed to license to Shanghai EaseNet on an exclusive basis in China three personal computer strategy games: StarCraft II: Wings of Liberty, a sequel to Blizzard’s space-themed game, which was commercially launched in China on April 6, 2011; Warcraft® III: Reign of Chaos™, a fantasy-themed strategy game; and Warcraft III: The Frozen Throne™, an expansion pack to Warcraft III: Reign of Chaos. Blizzard also licenses on an exclusive basis in China its Battle.net® platform which enables multiplayer interaction within these games and other online services. The term of these licenses will be three years, with an additional one year extension upon agreement of the parties, commencing from the commercial launch of StarCraft II: Wings of Liberty in China. On behalf of Shanghai EaseNet as licensee of the games, the Company has paid to Blizzard US$4.0 million (RMB27.5 million) and US$6.0 million (RMB39.3 million) as initial license fee in 2008 and 2011, respectively, and started amortizing those prepaid license fees since April 2011.

As of December 31, 2011, the Company made an assessment of the above license rights for impairment using an income approach, which involved applying an appropriate discount rate to estimate the cash flows forecasts. Based on the assessment result, the Company recorded an impairment charge of approximately RMB50.3 million in general and administrative expenses of the consolidated statements of operations and comprehensive income, which representing 100% provision on the unamortized portion of those license rights as of December 31, 2011.

Additionally, in April 2009, the Company paid Blizzard a 3-year license fee of US$30 million (RMB204.8 million) for the right to operate World of Warcraft. As World of Warcraft was commercially re-launched in September 2009, the Company started amortizing the prepayment for the license right over the license term which was fully amortized as of December 31, 2012. In March 2012, the Company and Blizzard agreed to extend the license of World of Warcraft for an additional 3 years from September 2012 with no additional initial license fees.

The foregoing license rights are summarized as follows (in thousands):

	December 31,	December 31,
	2011	2012
	RMB	RMB
Payment for license rights	271,582	271,582
Accumulated amortization	(172,304)	(221,266)
Impairment provision for license rights other than World of Warcraft	(50,316)	(50,316)
	48,962	—

The total amortization expense for the years ended December 31, 2010, 2011 and 2012 amounted to approximately RMB68.2 million, RMB84.7 million and RMB49.0 million, respectively.

Other Long-term Assets	12 Months Ended
Dec. 31, 2012
Other Long-term Assets
Other Long-term Assets

10.                 Other Long-term Assets

The following is a summary of other long-term assets (in thousands):

	December 31,	December 31,
	2011	2012
	RMB	RMB
Investment in associated companies	33,482	34,323
Staff housing loans	14,004	26,529
Non-current deposits	9,747	17,704
Others	1,707	11,957
	58,940	90,513

(a)         In August 2008, the Company acquired a 38.5% equity interest in SunEase, Inc., a provider of e-mail integration solution and corporate email post office operation services, sales of domain names and search engine marketing, for a consideration of approximately RMB31.0 million in cash. The investment was accounted for under the equity method of accounting with allocation of the purchase price set out as follows (in thousands):

RMB
Tangible assets	12,050
Intangible assets	6,722
Goodwill	14,046
Liabilities	(1,818)
31,000

The above intangible assets consisted of trade name, customer contracts and relationships and technology valued at RMB2.3 million, RMB2.8 million and RMB1.6 million, respectively, which were fully amortized as of December 31, 2012. Amortization expense of the above-mentioned intangible assets was approximately RMB1.0 million, RMB0.8 million and RMB3.4 million for the years ended December 31, 2010, 2011 and 2012, respectively.

The Company recorded equity share of profits from associated companies totaling RMB1.1 million for the year ended December 31, 2010, equity share of losses of RMB1.2 million for the year ended December 31, 2011 and equity share of profits of RMB0.8 million for the year ended December 31, 2012, respectively.

(b)         The Company made housing loans to its employees (excluding executive officers) for house purchases via a third-party commercial bank in China. Each individual staff housing loan is secured either by the property for which the loan is extended or by approved personal guarantees for the loan amount granted. The repayment term is five years from the date of drawdown. The interest rate is fixed between 2.25% to 3.50% per annum for the years ended December 31, 2011 and 2012, respectively. The outstanding portion of the staff housing loans repayable within 12 months as of December 31, 2011 and 2012 amounted to approximately RMB5.4 million and RMB9.1 million, respectively, and are reported under prepayments and other current assets in the consolidated balance sheets (see Note 5).

Taxation	12 Months Ended
Dec. 31, 2012
Taxation
Taxation

11.                 Taxation

(a)                   Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company and Ujia Cayman are not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company or Ujia Cayman to their shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands (“BVI”)

NetEase Interactive is exempted from income tax on its foreign-derived income in the BVI. There are no withholding taxes in the BVI.

Hong Kong

Hong Kong NetEase Interactive, NetEase Hong Kong, Ujia Hong Kong and StormNet IT HK are subject to 16.5% income tax for 2011 and 2012 on their taxable income generated from operation in Hong Kong. The payments of dividends by these companies to their shareholders are not subject to any Hong Kong withholding tax.

China

In accordance with the “Income Tax Law of the People’s Republic of China concerning Foreign Investment Enterprises and Foreign Enterprises” (“the previous income tax laws”) prevailing prior to January 1, 2008, foreign invested enterprises were generally subject to a national and local enterprise income tax (“EIT”) at the statutory rates of 30% and 3%, respectively.

On March 16, 2007, the National People’s Congress of PRC enacted the Enterprise Income Tax Law, under which Foreign Invested Enterprises (“FIEs”) and domestic companies would be subject to EIT at a uniform rate of 25%. Preferential tax treatments will continue to be granted to FIEs or domestic companies which conduct businesses in certain encouraged sectors and to entities otherwise classified as “Software Enterprises” and/or “High and New Technology Enterprises” (“HNTEs”). The Enterprise Income Tax Law became effective on January 1, 2008.

The Enterprise Income Tax Law provides a five-year transition period for FIEs to gradually increase their tax rates to the uniform tax rate of 25% for those entities established before March 16, 2007, which enjoyed a favorable income tax rate of less than 25% under the previous income tax laws. In addition, the Enterprise Income Tax Law provides grandfather treatment for enterprises which were qualified as HNTEs under the previous income tax laws and were established before March 16, 2007, if they continue to be recognized as HNTEs under the Enterprise Income Tax Law. The grandfather provision allows these enterprises to continue to enjoy their unexpired tax holiday provided by the previous income tax laws.

In March 2011, NetEase Beijing was also approved as a Key Software Enterprise and enjoyed a preferential tax rate of 10% for fiscal year 2010; the Company recorded the resulting income tax reduction in its consolidated financials in 2011. NetEase Beijing renewed the qualifications as HNTE in 2011 and enjoys the preferential enterprise income tax rate of 15% from 2011 to 2013.

Boguan renewed its HNTE qualification and enjoys a preferential tax rate of 15% from 2011 to 2013. Guangzhou Interactive renewed its HNTE qualification and enjoyed a preferential tax rate of 15% from 2010 to 2012. Guangzhou Information was recognized as Software Enterprise in 2009 and exempt from EIT for 2010 and 2011 and enjoyed a preferential tax rate of 12.5% in 2012.

NetEase Hangzhou was recognized as a Software Enterprise and HNTE in 2007. Accordingly, NetEase Hangzhou enjoyed a preferential tax rate of 12.5% from 2009 to 2011. NetEase Hangzhou renewed its qualification as HNTE in 2011 and enjoys the preferential enterprise income tax rate of 15% from 2012 to 2013.

Hangzhou Langhe was recognized as a Software Enterprise in 2010. As 2010 was its first tax profit year, Hangzhou Langhe was exempt from EIT for 2010 and 2011 and subject to a 50% reduction in its EIT rate from 2012 to 2014.

Wangyibao was recognized as a Software Enterprise in 2011. It is exempt from EIT for 2011 and 2012 and subject to a 50% reduction in its EIT rate from 2013 to 2015.

In March 2013, certain of our subsidiaries, including Boguan, were approved as Key Software Enterprises and enjoyed a preferential tax rate of 10% for fiscal years 2011 and 2012; the Company will record the resulting income tax reduction in its 2013 consolidated financials.

The aforementioned preferential tax rates are subject to annual review by the relevant tax authorities in China.

The following table presents the increase to net income resulting from the combined effects of EIT exemptions and tax rate reductions enjoyed by the Group for the years ended December 31, 2010, 2011 and 2012 (in thousands except per share data):

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Aggregate amount of EIT exemptions and tax rate reductions	376,720	559,032	503,045
Earnings per share effect, basic	0.12	0.17	0.15
Earnings per share effect, diluted	0.12	0.17	0.15

The following table sets forth the component of income tax expenses of the Company for the years ended December 31, 2010, 2011 and 2012 (in thousands):

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Current tax expense	335,827	435,198	723,210
Deferred tax expense (benefit)	8,619	(42,442)	(31,568)
Income tax expenses	344,446	392,756	691,642

The following table presents a reconciliation of the differences between the statutory income tax rate and the Company’s effective income tax rate for the years ended December 31, 2010, 2011 and 2012:

	For the year ended December 31,
	2010	2011	2012
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences	0.1	(0.1)	(1.0)
Effect due to overseas tax-exempt entities	2.1	1.4	1.2
Effect of lower tax rate applicable to Software Enterprises, Key Software Enterprise and HNTEs	(12.9)	(15.5)	(11.8)
Change in valuation allowance	(0.9)	1.8	1.9
Income tax refund	—	(1.0)	—
Withholding income tax accrued for dividend (Note 11(d))	—	—	0.9
Effect of changes in the tax status	—	(0.7)	—
Effective income tax rate	13.4	10.9	16.2

As of December 31, 2012, certain entities of the Group had net operating tax loss carry forwards as follows (in thousands):

RMB
Loss expiring in 2013	33,733
Loss expiring in 2014	46,233
Loss expiring in 2015	57,569
Loss expiring in 2016	178,583
Loss expiring in 2017	252,783
568,901

Full valuation allowance was provided on the related deferred tax assets as the Company’s management does not believe that sufficient positive evidence exists to conclude that recoverability of such deferred tax assets is more likely than not to be realized.

(b)                   Sales tax and cultural development fee

Sales tax includes business tax and value added tax.

In China, business taxes are imposed by the government on the revenues reported by the selling entities for the provision of taxable services in China, transfer of intangible assets and the sale of immovable properties in China. The business tax rate varies depending on the nature of the revenues. The applicable business tax rate for the Company’s revenues generally ranges from 3% to 5%. The Company is also subject to cultural development fee on the provision of advertising services in China. The applicable tax rate is 3% of the advertising services revenue.

Pursuant to the Provision Regulation of the PRC on value added tax and its implementation rules, all entities engaged in the sale of goods in china are generally required to pay value added tax at a rate of 17.0% or other applicable value added tax rate implemented by the Provision Regulation of the gross sales proceeds received, less any creditable value added tax already paid or borne by the taxpayer.

During 2012, a pilot program of transition specified industries from being subject to Business Tax (“BT”) to Value Added Tax (“VAT”) formally commenced in certain provinces (“Pilot Program”). This round of Pilot Program starts with the “Transportation industry” and certain “Modern Service Industries”, which may possibly be extended to countrywide.  According to the implementation circulars released by the Ministry of Finance and the State Administration of Taxation on the Pilot Program, the “Modern Service Industries” includes research, development and technological services, information technology services, cultural innovation services, logistics support, lease of corporeal properties, attestation and consulting services. Accordingly, most of our subsidiaries and VIEs were in the Pilot Program and subject to VAT with tax rate of 6% from the original BT rate of 5%.

According to the prevailing tax regulation, urban maintenance and construction tax and education surcharges shall be collected based on VAT, consumption tax and BT of foreign-invested enterprises effective from December 1, 2010. The urban maintenance and construction tax rates shall be: 7% for a taxpayer in a city, 5% for a taxpayer in a county town or town, and 1% for a taxpayer living in a place other than a city, county town or town. And the education surcharge rate and the local education surcharge is 3% and 2% respectively. As a result, the rate for urban maintenance and construction tax, education surcharge and local education surcharge applicable to the Company’s foreign-invested enterprises is 12%.

(c)                   Deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2011 and 2012 (in thousands):

	December 31,	December 31,
	2011	2012
	RMB	RMB
Deferred tax assets - Current:
Deferred revenue, primarily for advanced payments from online games customers	66,108	90,555
Accruals	56,364	83,864
	122,472	174,419
Less: valuation allowance	(10,482)	(30,490)
Total	111,990	143,929

Deferred tax assets - Non-current:
Depreciation of fixed assets	2,586	2,215
Impairment of license rights	12,579	7,021
Net operating tax loss carry forward	62,265	119,795
	77,430	129,031
Less: valuation allowance	(74,844)	(126,816)
Total	2,586	2,215

The Company does not believe that sufficient positive evidence exists to conclude that the recoverability of deferred tax assets of certain entities of the group is more likely than not to be realized. Consequently, the Company has provided full valuation allowances on the related deferred tax assets. The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the periods presented (in thousands):

		Provision
	Balance at	(write-back)	Balance at
	January 1	for the year	December 31
	RMB	RMB	RMB
2010	42,330	(23,705)	18,625
2011	18,625	66,701	85,326
2012	85,326	71,980	157,306

(d)                  Withholding income tax

The new Enterprise Income Tax Law also imposes a withholding income tax of 10% on dividends distributed by a FIE to its immediate holding company outside of China. A lower withholding income tax rate of 5% is applied if the FIE’s immediate holding company is registered in Hong Kong or other jurisdictions that have a tax treaty arrangement with China. Such withholding income tax was exempted under the previous income tax law. On February 22, 2008, the Ministry of Finance and State Administration of Taxation jointly issued a circular which stated that for FIEs, all profits accumulated up to December 31, 2007 are exempted from withholding tax when they are distributed to foreign investors. Based on the interpretation of the current tax laws, management believes that the Company and all its non-PRC subsidiaries are not considered as a “resident enterprise” in China for corporate income tax purposes, but it cannot be certain that the relevant PRC tax authorities will agree with this determination. Except for the foregoing withholding taxes, the Company’s non-PRC subsidiaries, which are currently all incorporated in Hong Kong, the British Virgin Islands or Cayman Islands are not subject to taxation on dividends they receive from the Company’s PRC subsidiaries.

In November 2012, the Company’s Board of Directors determined to cause two PRC subsidiaries to distribute RMB800.0 million to its overseas parent company. Accordingly, the Company accrued income tax liabilities in the amount of RMB40.0 million for withholding taxes associated with this distribution plan.

After the above distribution plan, in the foreseeable future, the Company intends to reinvest all remaining undistributed earnings in PRC subsidiaries, except for StormNet IT SH in China. Hence, no other withholding tax is expected to be incurred. Accordingly, the unrecognized deferred tax liabilities as of December 31, 2011 and 2012 were approximately RMB493.0 million and RMB655.9 million, respectively.

Taxes Payable	12 Months Ended
Dec. 31, 2012
Taxes Payable
Taxes Payable

12.                Taxes Payable

The following is a summary of taxes payable as of December 31, 2011 and 2012 (in thousands):

	December 31,	December 31,
	2011	2012
	RMB	RMB
Sales tax	71,371	41,028
Withholding individual income taxes for employees	27,445	31,335
Enterprise income taxes	269,198	297,457
Others	23,755	19,645
	391,769	389,465

Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2012
Accrued Liabilities and Other Payables
Accrued Liabilities and Other Payables

13.                Accrued Liabilities and Other Payables

The following is a summary of accrued liabilities and other payables as of December 31, 2011 and 2012 (in thousands):

	December 31,	December 31,
	2011	2012
	RMB	RMB
Customer deposits on Wangyibao accounts	267,372	382,029
Accrued fixed assets related payables	35,663	5,410
Marketing expenses	57,937	94,609
Royalty and consulting fee payments due to Blizzard	—	84,982
Server custody fees and telecommunication charges	27,136	31,694
RSU payables (see Note 2(n))	39,733	75,639
Option proceeds payable to employees	12,058	481
Professional fees	9,108	8,109
Accrued revenue sharing	10,014	11,463
Content cost	5,609	22,342
Others	33,490	47,715
	498,120	764,473

Deferred Revenue	12 Months Ended
Dec. 31, 2012
Deferred Revenue
Deferred Revenue

14.                Deferred Revenue

Deferred revenue represents sales proceeds from prepaid point cards, online points sold and prepaid subscription fees for Internet value-added services for which services are yet to be provided as of the balance sheet dates.

Other Long-term Payable	12 Months Ended
Dec. 31, 2012
Other Long-term Payable
Other Long-term Payable

15.                Other Long-term Payable

The following is a summary of other long-term payables as of December 31, 2011 and 2012 (in thousands):

	December 31,	December 31,
	2011	2012
	RMB	RMB
RSU long-term payable (see Note 2(n))	63,690	99,768
Other	200	200
	63,890	99,968

Capital Structure	12 Months Ended
Dec. 31, 2012
Capital Structure
Capital Structure

16.                Capital Structure

The holders of ordinary shares in the Company are entitled to one vote per share and to receive ratably such dividends, if any, as may be declared by the Board of Directors of the Company. In the event of liquidation, the holders of ordinary shares are entitled to share ratably in all assets remaining after payment of liabilities. The ordinary shares have no preemptive, conversion, or other subscription rights.

Employee Benefits	12 Months Ended
Dec. 31, 2012
Employee Benefits
Employee Benefits

17.                Employee Benefits

The Company’s subsidiaries and VIEs incorporated in China participate in a government-mandated multi-employer defined contribution plan under which certain retirement, medical, housing and other welfare benefits are provided to employees. Chinese labor regulations require the Company’s Chinese subsidiaries and VIEs to pay to the local labor bureau a monthly contribution at a stated contribution rate based on the monthly basic compensation of qualified employees. The relevant local labor bureau is responsible for meeting all retirement benefit obligations; hence, the Company has no further commitments beyond its monthly contribution. The following table presents the Group’s employee welfare benefits for the years ended December 31, 2010, 2011 and 2012 (in millions):

	For the year ended December 31
	2010	2011	2012
	RMB	RMB	RMB
Contributions to medical and pension schemes	109.8	137.2	160.9
Other employee benefits	44.6	68.9	95.6
	154.4	206.1	256.5

Share-based Compensation	12 Months Ended
Dec. 31, 2012
Share-based Compensation
Share-based Compensation

18.                Share-based Compensation

(a)                  Description of stock option plan

According to a resolution of the Board of Directors of the Company in 2000, the Company adopted its 2000 Stock Incentive Plan which was amended and restated in 2001 (the 2000 Stock Incentive Plan).

According to resolutions of the Board of Directors and the shareholders of the Company in 2001, the 2000 Stock Incentive Plan was amended and restated. Under the amended plan, the number of ordinary shares available for issuance was increased to 323,715,000. The amended plan also included a mechanism for the automatic increase in the number of ordinary shares available for future issuance. This mechanism, which is known as “Evergreen Provision”, provided for a periodic increase so that the number of ordinary shares available under the plan would automatically increase by 3% each year up to a maximum at any given time of 17.5% of the Company’s total outstanding ordinary shares, on a fully-diluted basis. These increases would occur on June 1 of 2001 and January 1 of each year thereafter. The “Evergreen Provision” was suspended following a resolution of the Board of Directors dated March 25, 2002. The 2000 Stock Incentive Plan expired in February 2010.

(b)                  Restricted share units plan

In November 2009, the Company adopted a restricted share units plan for the Company’s employees, directors and consultants (the 2009 RSU Plan). The Company had reserved 323,694,050 ordinary shares for issuance under the plan. The 2009 RSU Plan was adopted by a resolution of the Board of Directors on November 17, 2009 and became effective for a term of ten years unless sooner terminated.

(c)                   Share-based compensation expense

The Company recognizes share-based compensation cost in the consolidated statements of operations and comprehensive income based on awards ultimately expected to vest, after considering estimated forfeitures. Forfeitures are estimated based on the Company’s historical experience over the last five years and revised in subsequent periods if actual forfeitures differ from those estimates.

The table below presents a summary of the Company’s share-based compensation cost for the years ended December 31, 2010, 2011 and 2012 (in thousands):

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Cost of revenues	37,342	57,318	100,540
Selling and marketing expenses	8,123	11,357	13,368
General and administrative expenses	31,580	17,897	33,374
Research and development expenses	25,361	35,460	55,736
	102,406	122,032	203,018

As of December 31, 2012, total unrecognized compensation cost related to the unvested awards under the 2000 Stock Incentive Plan, adjusted for estimated forfeitures, was US$0.1 million (RMB0.6 million) and is expected to be recognized through the remaining vesting period of each grant. As of December 31, 2012, the weighted average remaining vesting period was 0.88 year.

As of December 31, 2012, total unrecognized compensation related to unvested awards under the 2009 RSU Plan, adjusted for estimated forfeitures, was US$57.1 million (RMB355.9 million) and is expected to be recognized through the remaining vesting period of each grant. As of December 31, 2012, the weighted average remaining vesting period was 2.90 years.

(d)                  Valuation assumptions

The Company uses the Black-Scholes option pricing model to determine the fair value of stock options. The Company did not grant any stock options in 2010, 2011 and 2012. Refer to Note 2 (n) for the description of the bases the Company follows in the valuation of RSUs.

(e)                   Stock options and restricted share units award activities

The following table presents a summary of the Company’s stock options and RSUs award activities for the years ended December 31, 2010, 2011 and 2012:

	Employees	Senior Management	Director and Consultants	Total	Weighted Average Exercise Price
	(in thousands)	(in thousands)	(in thousands)	(in thousands)	US$

Number of ordinary shares issuable upon exercise of stock options:

Outstanding at January 1, 2010	38,609	4,395	1,812	44,816	0.706
Exercised	(17,946)	(2,520)	—	(20,466)	0.641
Expired/forfeited	(3,294)	—	—	(3,294)	0.728
Outstanding at December 31, 2010	17,369	1,875	1,812	21,056	0.767

Outstanding at January 1, 2011	17,369	1,875	1,812	21,056	0.767
Exercised	(13,664)	(1,875)	—	(15,539)	0.728
Expired/forfeited	(63)	—	—	(63)	0.728
Reclassification due to position change	875	—	(875)	—	—
Outstanding at December 31, 2011	4,517	—	937	5,454	0.877

Outstanding at January 1, 2012	4,517	—	937	5,454	0.877
Exercised during the year	(3,992)		(937)	(4,929)	0.794
Outstanding at December 31, 2012	525	—	—	525	1.659

For the year ended December 31, 2012, no stock options expired and forfeited.

	Employees	Senior Management	Director and Consultants	Total
	(in thousands)	(in thousands)	(in thousands)	(in thousands)

Number of ordinary shares issuable upon vesting of restricted share units:
Granted during 2010	9,138	—	720	9,858
Forfeited during 2010	(758)	—	—	(758)
Outstanding at December 31, 2010	8,380	—	720	9,100

Outstanding at January 1, 2011	8,380	—	720	9,100
Granted	12,854	4,368	580	17,802
Vested	(5,024)	(290)	(720)	(6,034)
Forfeited	(3,838)	(2,378)	—	(6,216)
Outstanding at December 31, 2011	12,372	1,700	580	14,652

Outstanding at January 1, 2012	12,372	1,700	580	14,652
Granted	18,451	—	265	18,716
Vested	(8,390)	—	(290)	(8,680)
Forfeited	(1,973)	(1,700)	(290)	(3,963)
Outstanding at December 31, 2012	20,460	—	265	20,725

The following table presents the total intrinsic value of options exercised and the total fair value of RSUs on vesting dates for the years ended 2010, 2011 and 2012, respectively:

	Stock Options
	US$	RMB
	(in millions)	(in millions)
Total intrinsic value exercised:
2010	18.2	120.2
2011	17.2	111.2
2012	6.3	39.1

	RSU
	US$	RMB
	(in millions)	(in millions)
Total fair value vested:
2010	Note (a) below	Note (a) below
2011	11.0	71.2
2012	18.6	115.8

Note (a): The Company made its first award of RSUs in 2010, and none of such awards vested in 2010.

The following table presents the weighted average remaining contractual life for the options and RSUs outstanding as of December 31, 2012:

		Weighted			Weighted
		Average	Weighted		Average	Weighted
		Remaining	Average		Remaining	Average
	Number	Contractual	Exercise	Number	Contractual	Exercise
Exercise Price	Outstanding	Life	Price	Exercisable	Life	Price
	(in thousands)	Years	US$	(in thousands)	Years	US$
Stock Options
US$1.659	525	1.88	1.659	306	1.88	1.659
	525	1.88	1.659	306	1.88	1.659
Restricted Share Units
Performance-based settled in stock	531	2.17	n/a	n/a	n/a	n/a
Time-based-settled in stock/cash	28,934	3.45	n/a	n/a	n/a	n/a
Time-based-settled in stock	20,725	3.18	n/a	n/a	n/a	n/a
	50,190	3.32	n/a	n/a	n/a	n/a

The aggregate intrinsic value of options outstanding and exercisable as of December 31, 2012 was US$0.02 million and US$0.01 million, respectively. The intrinsic value was calculated as the difference between the Company’s closing stock price of US$42.53 per ADS, or US$1.7012 per ordinary share as of December 31, 2012, and the exercise price of the underlying options as of that date.

The aggregate intrinsic value of RSUs outstanding as of December 31, 2012 was US$82.9 million. The intrinsic value was calculated based on the Company’s closing stock price of US$42.53 per ADS, or US$1.7012 per ordinary share as of December 31, 2012.

It is the Company’s policy to issue new shares upon share option exercise and vesting of RSUs. The number of shares available for future grant under the Company’s 2009 RSU Plan was 258,789,450 as of December 31, 2012.

Net Income Per Share	12 Months Ended
Dec. 31, 2012
Net Income Per Share
Net Income Per Share

19.                Net Income Per Share

The following table sets forth the computation of basic and diluted net income per share for the years ended December 31, 2010, 2011 and 2012:

	For the year ended December 31,
	2010	2011	2012
Numerator (RMB in thousands):
Net income attributable to NetEase, Inc.’s shareholders for basic/dilutive net income per share calculation	2,235,772	3,234,264	3,637,452

Denominator (No. of shares in thousands):
Weighted average number of ordinary shares outstanding, basic	3,246,426	3,265,550	3,282,663
Dilutive effect of employee stock options and restricted share units	15,460	11,154	5,667
Weighted average number of ordinary shares outstanding, diluted	3,261,886	3,276,704	3,288,330
Net income per share, basic (RMB)	0.69	0.99	1.11
Net income per share, diluted (RMB)	0.69	0.99	1.11

Basic net income per share is computed using the weighted average number of the ordinary shares outstanding during the year. Diluted net income per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the year. For the years ended December 31, 2010, 2011 and 2012, options to purchase ordinary shares and RSUs that were anti-dilutive and excluded from the calculation of diluted net income per share was approximately 5.0 million shares, 9.6 million shares and 4.2 million shares, respectively.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Commitments and Contingencies

20.                Commitments and Contingencies

(a)                  Commitments

The Company leases office space, staff quarters and certain equipment under non-cancelable operating lease agreements, which expire at various dates through December 2022. As of December 31, 2012, future minimum lease under non-cancelable operating lease agreements, capital commitments and other commitment related to content and services purchases were as follows (in thousands):

	Rental Commitments	Server Custody Fee Commitments	Capital Commitments	Office Machines and Other Commitments	Total
	RMB	RMB	RMB	RMB	RMB
2013	47,193	24,003	87,197	51,524	209,917
2014	16,188	1,544	—	5,015	22,747
2015	4,134	289	—	1,078	5,501
2016	2,162	289	—	997	3,448
Beyond 2016	14,295	96	—	837	15,228
	83,972	26,221	87,197	59,451	256,841

For the years ended December 31, 2010, 2011 and 2012, the Company incurred rental expenses in the amounts of approximately RMB42.2 million, RMB50.5 million and RMB59.8 million, respectively.

Additionally, in August 2008, Blizzard agreed to license to Shanghai EaseNet on an exclusive basis in China three personal computer strategy games and its Battle.net platform, as described in Note 9 above. The term of the license will be three years, with an additional one year extension upon agreement of the parties, commencing from the commercial release of StarCraft II: Wings of Liberty in China in April 2011.  In April 2009, Blizzard and the Company announced that Blizzard’s World of Warcraft would also be licensed to Shanghai EaseNet in mainland China for a term of three years following the expiration of its previous license agreement on June 5, 2009 with another game operator. In March 2012, Blizzard and Shanghai EaseNet renewed the license agreement of World of Warcraft, and extended the license period to another three-year period commencing from September 2012. Under these license agreements, Shanghai EaseNet is required to pay license fees, royalties and consultancy fees to Blizzard for the games, and it also has a minimum marketing expenditure commitment. In accordance with the above-mentioned two license contracts, the Company has incurred an overall commitment totaling approximately RMB3.5 billion. As of December 31, 2012, the Company’s outstanding commitments under the two license contracts totaled RMB1,123.9 million which can be summarized as follows (in millions):

RMB
2013	636.7
2014	401.9
2015	85.3
Total	1,123.9

Furthermore, under a license agreement entered into in November 2012, Blizzard agreed to license to Shanghai EaseNet the exclusive right to operate Blizzard All-Stars in the PRC for a period of three years from the game’s commercial release. The Company expects to incur a commitment totaling approximately RMB375.9 million (US$60.3 million), including royalty, consultancy fees to Blizzard and minimum marketing expenditure.

In addition, Shanghai EaseNet is also obligated to purchase or lease certain prescribed hardware and then make such prescribed hardware available to fulfill its obligations under the three license agreements with Blizzard in the aggregate amount of up to approximately RMB218.0 million over the remaining term of licenses as of December 31, 2012. This amount represents the maximum expenditure Shanghai EaseNet would have to make for the prescribed hardware, but it may not be required to spend this amount in order to satisfy its obligations with respect to such hardware.

With respect to the above commitment table related to Blizzard licensed games, the Company has guaranteed the foregoing amounts if and to the extent Shanghai EaseNet has insufficient funds to make such payments. The Company will be entitled to reimbursement of any amounts paid for the marketing of the games and for hardware support to operate the games under the guarantee from any net profits subsequently generated by Shanghai EaseNet, after the deduction of, among other things, various fees and expenses payable to Blizzard, the Company and the joint venture with Blizzard which provides technical services to Shanghai EaseNet.

(b)                  Litigation

From time to time, the Company is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of these unresolved matters, individually and in the aggregate, is likely to have a material adverse effect on the Company’s financial position, results of operations or cash flows. However, litigation is subject to inherent uncertainties and the Company’s view of these matters may change in the future. Were an unfavorable outcome to occur, there exists the possibility of a material adverse impact on the Company’s financial position, results of operations or cash flows for the period in which the unfavorable outcome occurs, and potentially in future periods.

Dividends	12 Months Ended
Dec. 31, 2012
Dividends
Dividends

21.                Dividends

On November 13, 2012, the Company’s Board approved a special cash dividend of US$1.00 per ADS in order to give value back to shareholders. The special cash dividend amounting to RMB815.4 million (US$130.8 million) was payable to shareholders of record as of January 15, 2013 and was paid on January 18, 2013.

Share Repurchase Programs	12 Months Ended
Dec. 31, 2012
Share Repurchase Programs
Share Repurchase Programs

22.                Share Repurchase Programs

The Company’s Board has approved five share repurchase programs prior to 2012 which authorized management to repurchase the Company’s ordinary shares to enhance shareholder value. On November 13, 2012, the Company’s Board approved a new share repurchase program authorizing management to repurchase up to US$100 million of the Company’s ordinary shares to enhance shareholder value for a period not to exceed twelve months. The timing and actual number of shares subject to repurchase were at the discretion of the Company’s management and contingent on a number of factors and limitations, including the price of the Company’s stock, corporate and regulatory requirements, alternative investment opportunities and other market conditions. The share repurchase program specified a maximum dollar value of shares subject to repurchase and had an expiration date and could have been limited or terminated at any time without prior notice.

The Company accounts for repurchased ordinary shares under the cost method and include such treasury stock as a component of the common shareholders’ equity. Cancellation of treasury stock is recorded as a reduction of ordinary shares, additional paid-in-capital and retained earnings, as applicable. An excess of purchase price over par value is allocated to additional paid-in-capital first with any remaining excess charged entirely to retained earnings.

As of December 31, 2012, the Company had repurchased 1.66 million ADSs (equivalent to 41.50 million ordinary shares) for consideration amounting to approximately US$67.2 million pursuant to the above referenced new share repurchase program, which were recorded as treasury stock pending cancellation.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions
Related Party Transactions	23. Related Party Transactions As explained in Note 7, by July 2010, Mr. Ding completed the transfer of his interest in the Guangzhou property to the Company at cost of RMB72.2 million.

Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information
Segment Information

24.                Segment Information

(a)                  Description of segments

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company’s CODM is the Chief Executive Officer.

The Company’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Company’s operating segments are based on this organizational structure and information reviewed by the Company’s CODM to evaluate the operating segment results. The Company has determined that its operations are organized into three reportable segments: 1) Online Game Services; 2) Advertising Services; and 3) E-mail, Wireless Value-added Services and Others.

(b)                  Segment data

The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2010, 2011 and 2012. The Group does not allocate any operating costs or assets to its business segments as the Company’s CODM does not use this information to measure the performance of the operating segments. There was no significant transaction between reportable segments for the years ended December 31, 2010, 2011 and 2012 (in thousands).

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Total revenues:
Online game services	4,944,439	6,552,431	7,287,063
Advertising services	633,209	795,422	850,157
E-mail, wireless value-added services and others	82,141	124,898	242,741
Total revenues	5,659,789	7,472,751	8,379,961

Sales tax expense (Note 11(b)):
Online game services	(89,937)	(103,824)	(86,478)
Advertising services	(60,551)	(75,349)	(82,680)
E-mail, wireless value-added services and others	(1,632)	(2,926)	(9,847)
Total Sales taxes	(152,120)	(182,099)	(179,005)

Net revenues:
Online game services	4,854,502	6,448,607	7,200,585
Advertising services	572,658	720,073	767,477
E-mail, wireless value-added services and others	80,509	121,972	232,894
Total net revenues	5,507,669	7,290,652	8,200,956

Cost of revenues:
Online game services	(1,378,018)	(1,859,176)	(1,872,734)
Advertising services	(312,921)	(380,201)	(474,165)
E-mail, wireless value-added services and others	(107,902)	(132,911)	(231,168)
Total cost of revenues	(1,798,841)	(2,372,288)	(2,578,067)

Gross profit (loss):
Online game services	3,476,484	4,589,431	5,327,851
Advertising services	259,737	339,872	293,312
E-mail, wireless value-added services and others	(27,393)	(10,939)	1,726
Total gross profit	3,708,828	4,918,364	5,622,889

All revenues of the Company’s reportable segments are derived from China based on the geographical locations where services are provided to customers.

Financial Instruments	12 Months Ended
Dec. 31, 2012
Financial Instruments
Financial Instruments

25.                Financial Instruments

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2012 (in thousands):

	Fair Value Measurements
		(RMB)
		Quoted Prices in
		Active Market	Significant Other
		for Identical Assets	Observable Inputs
	Total	(Level 1)	(Level 2)

Time deposits-short term	13,098,661	13,098,661	—
Time deposits-long term	490,000	490,000	—
Held-to-maturity securities-fixed rate investments	953,035	—	953,035
Other short-term investments	120,504	—	120,504
Total	14,662,200	13,588,661	1,073,539

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2011 (in thousands):

	Fair Value Measurements
		(RMB)
		Quoted Prices in
		Active Market	Significant Other
		for Identical Assets	Observable Inputs
	Total	(Level 1)	(Level 2)

Liquid investments within 3 months (1)	153,853	153,853	—
Time deposits-short term	9,704,777	9,704,777	—
Held-to-maturity securities-fixed rate investments	993,606	—	993,606
Total	10,852,236	9,858,630	993,606

For other financial assets and liabilities with carrying values that approximate fair value. If measured at fair value in the financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy.

(1)                  Included in cash and cash equivalents on the Company’s consolidated balance sheets.

Restricted Net Assets	12 Months Ended
Dec. 31, 2012
Restricted Net Assets
Restricted Net Assets

26.                Restricted Net Assets

Relevant PRC laws and regulations permit PRC companies to pay dividends only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. Additionally, the Company’s PRC subsidiaries and VIEs can only distribute dividends upon approval of the shareholders after they have met the PRC requirements for appropriation to the general reserve fund and the statutory surplus fund respectively. The general reserve fund and the statutory surplus fund require that annual appropriations of 10% of net after-tax income should be set aside prior to payment of any dividends. As a result of these and other restrictions under PRC laws and regulations, the PRC subsidiaries and VIEs are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances, which restricted portion amounted to approximately RMB2.6 billion or 17% of the Company’s total consolidated net assets as of December 31, 2012. Even though the Company currently does not require any such dividends, loans or advances from the PRC subsidiaries and VIEs for working capital and other funding purposes, the Company may in the future require additional cash resources from its PRC subsidiaries and VIEs due to changes in business conditions, to fund future acquisitions and developments, or merely declare and pay dividends to or distributions to the Company’s shareholders. There were no undistributed retained earnings in associated companies in the consolidated retained earnings due to losses incurred by them.

Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Principal Accounting Policies
Basis of consolidation

(a)                  Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIEs for which the Company is the primary beneficiary with the ownership interests of minority shareholders reported as noncontrolling interests. All significant transactions and balances among the Company, its subsidiaries and VIEs have been eliminated upon consolidation. The Company consolidates a VIE if the Company has the power to direct matters that most significantly impact the activities of the VIE, and has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE.

Basis of presentation

(b)                  Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The consolidated financial statements are prepared based on the historical cost convention.

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Actual results might differ from those estimates. These estimates and assumptions include, but are not limited to, assessing the following: lives of the permanent in-game items, the determination of whether sales prices are fixed or determinable and collection is probable or reasonably assured and the recoverability of accounts receivable, realization of deferred tax assets and the determination of uncertain tax positions, useful lives and impairment provision of property, equipment and software and intangibles, and fair value of the Company’s stock options and restricted share units.

Revenue recognition

(c)                   Revenue recognition

The Group recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable and collectability is reasonably assured.

Net revenues presented in the consolidated statements of operations and comprehensive income represent revenues from online game services, advertising services, e-mail, wireless value-added services and others recognized net of sales discount, sales tax and related surcharges

(i)                     Online game services

The Group sells prepaid point cards through Guangzhou NetEase and Shanghai EaseNet to the end user. Customers can purchase physical prepaid point cards in different locations in China, including Internet cafés, software stores, convenience stores and bookstores. Customers can also purchase “virtual” prepaid points from vendors who register the points in the Group’s system and “virtual” prepaid cards online via debit and credit cards or bank transfers via the Company’s Wangyibao online payment services platform, and receive the prepaid point information over the Internet. Customers can use the points to play the Group’s online games, pay for in-game items and use other fee-based services. Proceeds received from the sales of prepaid point cards and online points to players are recorded as deferred revenues. The Group earns revenue through providing online game services to players under two types of revenue models: time-based revenue model and item-based revenue model. For online games using the time-based model, players are charged based on the time they spend playing games.

Under the item-based model, the basic game play functions are free of charge, and players are charged for purchases of in-game items. Revenues from the sales of in-game items are recognized when the items are consumed by the customers or over the estimated lives of the in-game items. The Company considers the average period that players typically play the games and other game player behavior patterns, as well as various other factors, including the acceptance and popularity of expansion packs, promotional events launched and market conditions to arrive at the best estimates for the estimated lives of the permanent in-game items. The Group assesses the estimated lives of the permanent in-game items for the item-based games on a quarterly basis. Adjustments arising from the changes of estimated lives of permanent in-game items are applied prospectively as such changes are resulted from new information indicating a change in the game player behavior patterns.

Unused online points in a personal game account are recognized as revenues when the likelihood that the Group would provide further online games services with respect to such online points is remote. The Group has determined that such likelihood is remote when the personal game account has been inactive for 540 days or more. The revenue recognized from the inactive accounts was insignificant in 2011 and 2012.

(ii)                   Advertising services

The Group derives its advertising revenues principally from short-term online advertising contracts engaged by Guangyitong Advertising. Advertising service contracts may consist of multiple elements that typically spans over a quarter to a year. Before 2011, the Company has not established vendor specific objective evidence of fair value for the multiple components and, as a result, with respect to the advertising contract that do not include a fixed delivery pattern for various types of advertising services, recognition of revenues is deferred until completion of the contract. For the advertising contracts with a fixed delivery pattern, revenues are recognized ratably over the period in which the advertisement is displayed and only if collection of the resulting receivables is probable. In accordance with ASU No.2009-13 Revenue Recognition - Multiple-Deliverable Revenue Arrangements (“ASU No.2009 -13”), on January 1, 2011, the Company began to treat advertising contracts with multiple deliverable elements as separate units of accounting for revenue recognition purposes and to recognize revenue on a periodic basis during the contract when each deliverable service is provided. Since the contract price is for all deliverables, the Company allocates the arrangement consideration to all deliverables at the inception of the arrangement on the basis of their relative selling price according to the selling price hierarchy established by ASU No.2009-13. The Company use (a) vendor-specific objective evidence of selling price, if it exists, otherwise, (b) third-party evidence of selling price. If neither (a) nor (b) exists, the Company will use (c) the management’s best estimate of the selling price for that deliverable. The adoption did not have a material impact on the Company’s consolidated financial statements.

In the search engine business, Youdao Information enters into “cost per action” (“CPA”) advertising contracts and receives fees when an online user performs a specific action such as purchasing a product from or registering with the advertiser. Revenue for CPA contracts is recognized when the specific action is completed. Youdao Information may also enter into advertising business contracts with advertisers that include guarantees of a minimum number of impressions or times that an advertisement appears in pages viewed by users. To the extent that minimum guaranteed impressions are not met within the contractual time period, the related revenues are deferred until the remaining guaranteed impression levels are achieved.

The Company recognizes revenue and expense at fair value from a barter transaction involving advertising services provided by the Group only if the fair value of the advertising services surrendered in the transaction is determinable based on the entity’s own historical practice of receiving cash and cash equivalents, marketable securities, or other consideration that is readily convertible to a known amount of cash for similar advertising from buyers unrelated to the counterparty in the barter transaction.

For the years ended December 31, 2010, 2011 and 2012, the Group engaged in certain advertising barter transactions for which the fair value was not determinable and therefore no revenues or expenses derived from these barter transactions were recognized. These transactions primarily involved exchanges of advertising services rendered by the Group for advertising, promotional benefits, content, consulting services and software provided by the counterparties.

(iii)                E-mail, wireless value-added services and others

Revenue from e-mail, wireless value-added services and others (“e-mail, WVAS and others”) is predominantly derived from activities related to fee-based premium services, e-commerce and online payment platform services.

Fee-based premium services revenues, operated on a monthly subscription basis, are derived principally from providing premium e-mail and WVAS services. Prepaid subscription revenues are deferred and are recognized by the Group over the period in which the services are provided.

In February 2009, the Company launched its Wangyibao payment platform, through which game players registered for Wangyibao operations can deposit money in their accounts and use the accounts to pay for game point cards and other fee-based services and products rendered by the Company. The Company recognizes revenue when services are rendered to account holders in accordance with service agreement.

Revenues from e-commerce services mainly include personalized photo-based products, game accessories and other e-commerce related services. Revenues are recognized when such products are transferred to the customers or the services are rendered and collections are reasonably assured.

Cost of revenues

(d)                 Cost of revenues

Costs of online game services, advertising services and e-mail, WVAS and others consist primarily of staff costs, royalties and consultancy fees related to licensed games, depreciation and amortization of computers and software, server custody fees, bandwidth, sales tax paid by the Company and its subsidiaries on intra-group revenues from the VIEs and other direct costs of providing these services. These costs are charged to the consolidated statements of operations and comprehensive income as incurred.

Research and development costs

(e)                   Research and development costs

Research and development costs mainly consist of personnel-related expenses and technology service costs incurred for the development of online games prior to the establishment of technological feasibility and costs associated with new product development. For the years ended December 31, 2010, 2011 and 2012, the costs incurred for development of online game products have not been capitalized because the period after the date technical feasibility is reached and the time when the game is marketed is short historically and the development cost incurred in the period are insignificant.

Cash, cash equivalents and time deposits

(f)                    Cash, cash equivalentsand time deposits

Cash and cash equivalents represent cash on hand, demand deposits placed with large reputable banks in Hong Kong or China, and highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase with terms of less than three months. As of December 31, 2011, there were cash at bank and demand deposits with terms of less than three months denominated in US dollars and Euro amounting to approximately US$32.1 million and Euro18.6 million, respectively. As of December 31, 2012, there were cash at bank and demand deposits with terms of less than three months denominated in US dollars and Euro amounting to approximately US$30.1 million and Euro23.6 million, respectively (equivalent to approximately RMB189.5 million and RMB196.3 million, respectively).

Time deposits represent time deposits placed with banks with original maturities of three months or more. As of December 31, 2011, there were time deposits denominated in US dollars and Euro amounting to approximately US$34.5 million and Euro55.8 million, respectively. As of December 31, 2012, there were time deposits denominated in US dollars and Euro amounting to approximately US$29.9 million and Euro18.4 million (equivalent to approximately RMB188.2 million and RMB152.8 million, respectively).

As of December 31, 2011 and 2012, the Company had approximately RMB11.6 billion and RMB13.4 billion cash and cash equivalents and time deposits held by its PRC subsidiaries and VIEs, representing 97.4% and 88.1% of total cash and cash equivalents and time deposits of the Company, respectively.

As of December 31, 2011 and 2012, the Company had a restricted cash balance which is set aside for a period of 12 months or less of approximately RMB318.7 million and RMB570.5 million, respectively, comprising as follows (in millions):

	December 31,	December 31,
	2011	2012
	RMB	RMB
Guarantee deposit for consulting fee payments due to Blizzard	85.0	85.0
Escrow account deposit for funding sales and marketing activities of Blizzard’s licensed games	233.7	209.2
Customer deposit of Wangyibao accounts	—	276.3
	318.7	570.5

The Company had no other lien arrangements during 2011 and 2012.

Fair value of financial instruments

(g)                  Fair value of financial instruments

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1 — Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 — Include other inputs that are directly or indirectly observable in the marketplace

Level 3 — Unobservable inputs which are supported by little or no market activity

The Group’s financial instruments include cash and cash equivalents and time deposits, accounts receivable, prepayments and other current assets, short-term investments, accounts payable, deferred revenue and accrued liabilities and other payables, which the carrying values approximate their fair value. Please see Note 25 for additional information.

Short-term investment

(h)                  Short-term investment

Short-term investments include investments in financial instruments with a variable interest rate indexed to performance of underlying assets and investments that the Company has positive intent and ability to hold to maturity.

In accordance with ASC 825, for investments in financial instruments with a variable interest rate indexed to performance of underlying assets, the Company elected the fair value method at the date of initial recognition and carried these investments at fair value. Changes in the fair value are reflected in the consolidated statements of operations and comprehensive income as other income /(expense). Fair value is estimated based on quoted prices of similar products provided by banks at the end of each period. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurements. Please see Note 25 for additional information.

The investments that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity investments and stated at amortized cost.    For individual investment classified as held-to-maturity investments, the Company evaluates whether a decline in fair value below the amortized cost basis is other than temporary in accordance with the Company’s policy and ASC 320-10. If the Company concludes that, it does not intend or is not required to sell an impaired debt investment before the recovery of its amortized cost basis, the impairment is considered temporary and the held-to-maturity investments continue to be recognized at the amortized cost.

Investment in associated companies

(i)                     Investment in associated companies

Investments in associated companies in which the Company is in a position to exercise significant influence by participating in, but not controlling or jointly controlling, the financial and operating policies are accounted for using the equity method and are reported under other long-term assets in the consolidated balance sheets.

Property, equipment and software

(j)                     Property, equipment and software

Property, equipment and software are stated at cost less accumulated depreciation. Depreciation is calculated on the straight-line basis over the following estimated useful lives, taking into account any estimated residual value:

Building	20 years
Decoration	5 years
Leasehold improvements	lesser of the term of the lease and the estimated useful lives of the assets
Furniture, fixtures and office equipment	5-10 years
Vehicles	5 years
Servers and computers	3 years
Software	3 years

Repairs and maintenance expenditures, which are not considered improvement and do not extend the useful life of the property and equipment, are expensed as incurred. When the Company retires or disposes its property, equipment and software, it records any gain or loss arising from the retirement or disposal under Other, net in its consolidated statements of operations and comprehensive income.

Intangible assets

(k)                  Intangible assets

Finite-lived intangible assets are tested for impairment if impairment indicators arise. The Company amortizes its finite-lived intangible assets from business acquisition using the straight-line method:

Land use right	over the remaining term of the land use right period
License right	over the license period
Customer contracts and relationships	8-10 years
Technology	3 years

Advertising expenses

(l)                     Advertising expenses

The Company expenses advertising costs as incurred and reports these costs under selling and marketing expense. Advertising expenses totaled approximately RMB203.7 million, RMB247.0 million and RMB242.8 million for the years ended December 31, 2010, 2011 and 2012, respectively.

Foreign currency translation

(m)              Foreign currency translation

The functional currency of the entities within the Group is RMB. Transactions denominated in currencies other than RMB are translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”) prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates quoted by the PBOC at the balance sheet dates. The resulting exchange differences are included in the consolidated statements of operations and comprehensive income.

Translations of amounts from RMB into United States dollars for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB6.2301 on the last trading day of 2012 (December 31, 2012) as set forth in the H.10 statistical release of the U.S. Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into United States dollars at such rate.

Share-based compensation

(n)                  Share-based compensation

The Company measures the cost of employee services received in exchange for stock options at the grant date fair value of the award under its 2000 Stock Incentive Plan (see Note 18(a)). The Company recognizes the share-based compensation costs, net of a forfeiture rate, on a straight-line basis of 25% a year over a vesting term of four years.  The Company adopts the Black-Scholes option pricing model to determine the fair value of stock options and account for share-based compensation cost using an estimated forfeiture rate at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates.

Under its 2009 Restricted Share Unit Plan (see Note 18(b)), the Company issues restricted share units (RSUs) to its employees, directors and consultants with performance conditions and service vesting periods ranging from one year to five years. Some of the RSUs issued are to be settled, at the Company’s discretion, in stock or cash upon vesting based on the stock price at grant date. At each reporting period, the Company evaluates the likelihood of performance conditions being met. Share-based compensation costs are then recorded for the number of RSUs expected to vest on a graded-vesting basis, net of estimated forfeitures, over the requisite service period. The compensation cost of the RSUs to be settled in stock only is measured based on the fair value of stock when all conditions to establish the grant date have been met. The compensation cost of RSUs to be settled either in stock or cash at the Company’s discretion is remeasured until the date when settlement in stock or cash is determined by the Company.

The Company records share-based compensation to the consolidated statements of operations and comprehensive income with the corresponding credit to the additional paid-in-capital for share options and RSUs to the extent that such awards are to be settled only in stock.  On the other hand, for RSUs which will either be settled in stock or cash as discussed above, the Company continues to mark to market such awards and, in accordance with the vesting schedules of such awards, record the resulting potential liabilities under other long-term payables and accrued liabilities which totaled RMB99.8 million and RMB75.6 million, respectively as of December 31, 2012. There were no significant cash payments for share-based liabilities for the year ended 2010, 2011 and 2012.

Forfeitures were estimated based on the Company’s weighted average historical forfeiture rate of the past five years. Differences between actual and estimated forfeitures are expensed in the period that the differences occur. See Note 18 for further information regarding share-based compensation assumptions and expense.

Taxation

(o)                  Taxation

Income tax expense is recognized in accordance with the laws of the relevant taxing authorities, with deferred taxes being provided for temporary differences between amounts of assets and liabilities for financial reporting purposes and such amounts as measured by tax laws. Tax rate changes are reflected in income during the period the changes are enacted.

A deferred income tax asset or liability is computed for the expected future impact of differences between the financial reporting and tax bases of assets and liabilities as well as the expected future tax benefit to be derived from tax loss and tax credit carry forwards. The Company classifies deferred tax assets and liabilities into current and non-current based on the classification of the related asset or liability for financial reporting. A deferred tax liability or asset that is not related to an asset or liability for financial reporting, including deferred tax assets related to tax loss carry forwards, is classified according to the expected reversal date of the temporary difference.

Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount “more likely than not” to be realized in future tax returns. The valuation allowance for a particular tax jurisdiction is allocated between current and non-current deferred tax assets for that tax jurisdiction on a pro rata basis.

For a particular tax-paying component of an enterprise and within a particular tax jurisdiction, (a) all current deferred tax assets and liabilities are offset and presented as a single amount and (b) all non-current deferred tax assets and liabilities are offset and presented as a single amount. The Company does not offset deferred tax assets and liabilities attributable to different tax-paying components of the enterprise or to different tax jurisdictions.

The Company reports tax-related interest expense and penalty in Other, net in the consolidated statements of operations and comprehensive income, if there is any.  The Company did not incur any material penalty or interest payments in connection with tax positions during the years ended December 31, 2010, 2011 and 2012.

The Company did not have any significant unrecognized uncertain tax positions as of December 31, 2011 and 2012.

In order to assess uncertain tax positions, the Company applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement.

Net earnings per share ("EPS") and per American Depositary Share ("ADS")

(p)                  Net earnings per share (“EPS”) and per American Depositary Share (“ADS”)

Basic earnings per share are computed on the basis of the weighted-average number of ordinary shares outstanding during the period under measurement. Diluted earnings per share are based on the weighted-average number of ordinary shares outstanding and potential ordinary shares. Potential ordinary shares result from the assumed exercise of outstanding stock options, RSUs or other potentially dilutive equity instruments, when they are dilutive under the treasury stock method or the if-converted method.

Statutory reserves

(q)                  Statutory reserves

The Company’s subsidiaries and VIEs incorporated in China are required to make appropriations to certain non-distributable statutory reserves. In accordance with the laws applicable to China’s Foreign Investment Enterprises, its subsidiaries have to make appropriations from its after-tax profit as reported in their PRC Statutory Accounts to non-distributable statutory reserves including (i) general reserve fund and (ii) staff bonus and welfare fund. The appropriation to the general reserve fund is at least 10% of the after-tax profits as reported in the PRC Statutory Accounts. Appropriation is not required if the reserve fund has reached 50% of the registered capital of the respective company. The appropriation to the other reserve funds is at the discretion of the Board of Directors of the respective company. At the same time, the Company’s VIEs, in accordance with the China Company Laws, must make appropriations from their after-tax profit as reported in their PRC Statutory Accounts to non-distributable statutory reserves including (i) statutory surplus fund and (ii) discretionary surplus fund. The appropriation to the statutory surplus fund is at least 10% of the after-tax profits as reported in their PRC Statutory Accounts. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the respective company. Appropriation to the discretionary surplus fund is made at the discretion of the Board of Directors of the respective companies.

The general reserve fund and statutory surplus fund are restricted to set off against losses, expansion of production and operation or increase in the registered capital of the respective companies. The staff bonus and welfare fund is available to fund payments of special bonuses to staff and for collective welfare benefits. Upon approval by the Board of Directors, the discretionary surplus can be used to offset accumulated losses or to increase capital.

The staff bonus and welfare fund is a liability in nature. The other statutory reserves are not transferable to the Company in the form of cash dividends, loans or advances, and therefore, are not available for distribution except in liquidation.

The following table presents the Group’s appropriations to general reserve fund and statutory surplus fund for the years ended December 31, 2010, 2011 and 2012 (in thousands):

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Appropriations to general reserve fund and statutory surplus fund	96,184	150,618	161,522

For the years ended December 31, 2010, 2011 and 2012, NetEase Beijing did not make appropriations to statutory reserves as their cumulative appropriations in the past have already reached the statutory limit, namely 50% of the registered capital of the respective companies.

Noncontrolling interests

(r)                   Noncontrolling interests

In 2009, the Company adopted the retrospective presentation and disclosure requirements on the noncontrolling interest which became effective for fiscal years beginning on or after December 31, 2008. The noncontrolling interest will continue to be attributed its share of losses even if that attribution results in a deficit noncontrolling interest balance.

Related parties

(s)                    Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, stockholder, or a related corporation.

Comprehensive income

(t)                     Comprehensive income

Comprehensive income is defined as the change in equity of the Company during a period arising from transactions and other events and circumstances excluding transactions resulting from investments by shareholders and distributions to shareholders. The comprehensive income and the net income are the same during the years ended December 31, 2010, 2011 and 2012.

Segment reporting

(u)                  Segment reporting

The Group’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements is set out in details under Note 24.

Dividends	(v) Dividends Dividends of the Company are recognized when declared.

Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2012
Organization and Nature of Operations
Schedule of principle subsidiaries and VIEs

As of December 31, 2012, the Company had the following principal subsidiaries and variable interest entities (“VIEs”) for which the Company is the primary beneficiary:

Place and date of
Name	incorporation

NetEase Information Technology (Beijing) Co., Ltd. (“NetEase Beijing”)	Beijing, China August 30, 1999

NetEase Interactive Entertainment Limited (“NetEase Interactive”)	British Virgin Islands April 12, 2002

Guangzhou NetEase Interactive Entertainment Co., Ltd. (“Guangzhou Interactive”)	Guangzhou, China October 15, 2002

Guangzhou Boguan Telecommunication Technology Co., Ltd. (“Boguan”)	Guangzhou, China December 8, 2003

NetEase Youdao Information Technology (Beijing) Co., Ltd. (“Youdao Information”)	Beijing, China March 21, 2006

NetEase (Hangzhou) Network Co., Ltd. (“NetEase Hangzhou”)	Hangzhou, China June 2, 2006

Hong Kong NetEase Interactive Entertainment Limited (“Hong Kong NetEase Interactive”)	Hong Kong, China November 26, 2007

NetEase (Hong Kong) Limited (“NetEase Hong Kong”)	Hong Kong, China November 26, 2007

Guangzhou NetEase Information Technology Co., Ltd. (“Guangzhou Information”)	Guangzhou, China June 24, 2008

Hangzhou Langhe Technology Co., Ltd. (“Hangzhou Langhe”)	Hangzhou, China July 14, 2009

Zhejiang Weiyang Technology Co., Ltd. (“Weiyang”)	Hangzhou, China March 15, 2010

Ujia (Hong Kong) Limited (“Ujia Hong Kong”)	Hong Kong, China May 30, 2011

Ujia.com, Inc. (“Ujia Cayman”)	Cayman Islands June 14, 2011

Lede Technology Co., Ltd. (“Lede Technology”)	Hangzhou, China October 25, 2011

Guangzhou NetEase Computer System Co., Ltd. (“Guangzhou NetEase”)	Guangzhou, China June 24, 1997

Beijing Guangyitong Advertising Co., Ltd. (“Guangyitong Advertising”)	Beijing, China November 8, 1999

Shanghai EaseNet Network Technology Co., Ltd. (“Shanghai EaseNet”)	Shanghai, China January 3, 2008

StormNet Information Technology (Hong Kong) Limited (Formerly known as “Hong Kong NetEase Computer Technology Limited”) (“StormNet IT HK”)	Hong Kong, China April 18, 2008

StormNet Information Technology (Shanghai) Co., Ltd. (“StormNet IT SH”)	Shanghai, China December 9, 2008

Hangzhou Leihuo Network Co., Ltd. (“HZ Leihuo”)	Hangzhou, China April 15, 2009

Ujia E-commerce Co., Ltd. (“Ujia E-commerce”)	Hangzhou, China August 8, 2011

NetEase Media, Inc. (“NetEase Media Cayman”)	Cayman Islands April 13, 2012

NetEase Media (Hong Kong) Limited (“NetEase Media Hong Kong”)	Hong Kong, China June 7, 2012

Anji Weiyang Agricultural Development Co., Ltd. (“Anji Weiyang”)	Anji, China September 18, 2012

Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Principal Accounting Policies
Schedule of restricted cash balance

As of December 31, 2011 and 2012, the Company had a restricted cash balance which is set aside for a period of 12 months or less of approximately RMB318.7 million and RMB570.5 million, respectively, comprising as follows (in millions):

	December 31,	December 31,
	2011	2012
	RMB	RMB
Guarantee deposit for consulting fee payments due to Blizzard	85.0	85.0
Escrow account deposit for funding sales and marketing activities of Blizzard’s licensed games	233.7	209.2
Customer deposit of Wangyibao accounts	—	276.3
	318.7	570.5

Summary of property, equipment and software

Building	20 years
Decoration	5 years
Leasehold improvements	lesser of the term of the lease and the estimated useful lives of the assets
Furniture, fixtures and office equipment	5-10 years
Vehicles	5 years
Servers and computers	3 years
Software	3 years

Schedule of intangible assets and its estimated useful life
Land use right	over the remaining term of the land use right period
License right	over the license period
Customer contracts and relationships	8-10 years
Technology	3 years

Schedule of Group's appropriations to general reserve fund and statutory surplus fund

The following table presents the Group’s appropriations to general reserve fund and statutory surplus fund for the years ended December 31, 2010, 2011 and 2012 (in thousands):

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Appropriations to general reserve fund and statutory surplus fund	96,184	150,618	161,522

Concentrations and Risks (Tables) (Service providers, Bandwidth and server custody service provider)	12 Months Ended
Dec. 31, 2012
Service providers | Bandwidth and server custody service provider
Concentrations and Risks
Schedule of concentration risk by risk factor

	For the year ended December 31,
	2010	2011	2012
Total number of telecommunications service providers	12	12	11
Service providers providing 10% or more of the Company’s requirements	3	3	2
Total % of the Company’s requirements provided by 10% or greater service providers	87.9%	86.6%	82.1%

Allowance for Doubtful Accounts (Tables)	12 Months Ended
Dec. 31, 2012
Allowance for Doubtful Accounts
Schedule of movements of the allowance for doubtful accounts

The following table sets out the movements of the allowance for doubtful accounts for the years ended December 31, 2010, 2011 and 2012 (in thousands):

	Balance at January 1,	Charged to (write- back against) cost and expenses	Write-off of receivable balances and corresponding provisions	Balance at December 31,
	RMB	RMB	RMB	RMB
2010	30,015	(20,029)	(2,164)	7,822
2011	7,822	416	(266)	7,972
2012	7,972	3,088	(668)	10,392

Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Prepayments and Other Current Assets
Summary of prepayments and other current assets

The following is a summary of prepayments and other current assets (in thousands):

	December 31,	December 31,
	2011	2012
	RMB	RMB
Guarantee payment made to Blizzard - royalty fees	363,508	424,757
Prepayment for royalties - current portion	225,307	257,037
Interest receivable	105,798	182,681
Prepayments	65,659	43,686
Wangyibao operating funds held by third party online payment settlement service providers	63,745	105,735
Prepayment for sales tax	46,623	63,303
Employee advances	6,288	9,892
Security and rental deposits	5,679	8,505
Other	17,857	26,188
	900,464	1,121,784

Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2012
Short-term Investments
Summary of short-term investments

The following is a summary of short-term investments (in thousands):

	December 31, 2012
	Carrying Value	Unrecognized Gains/(Loss)	Estimated Fair Value
	RMB	RMB	RMB
Held-to-maturity securities-fixed rate investments	953,035	—	953,035
Other short-term investments	120,504	—	120,504

	December 31, 2011
	Carrying Value	Unrecognized Gains/(Loss)	Estimated Fair Value
	RMB	RMB	RMB
Held-to-maturity securities-fixed rate investments	993,606	—	993,606

Property, Equipment and Software (Tables)	12 Months Ended
Dec. 31, 2012
Property, Equipment and Software
Summary of property, equipment and software

The following is a summary of property, equipment and software (in thousands):

	December 31,	December 31,
	2011	2012
	RMB	RMB
Building and decoration	534,375	564,001
Leasehold improvements	35,181	39,062
Furniture, fixtures and office equipment	42,432	47,628
Vehicles	7,167	10,095
Servers and computers	643,033	729,724
Software	37,853	38,182
Construction in progress	118,581	135,041
	1,418,622	1,563,733
Less: accumulated depreciation	(570,153)	(748,707)
Net book value	848,469	815,026

Land Use Right (Tables) (Land Use Right)	12 Months Ended
Dec. 31, 2012
Land Use Right
Land Use Right
Summary of land use right

The land use right is summarized as follows (in thousands):

	December 31,	December 31,
	2011	2012
	RMB	RMB
Cost	27,779	27,779
Incentive payment from Hangzhou local government	(15,000)	(15,000)
Accumulated amortization	(991)	(1,250)
Land use right, net	11,788	11,529

License Rights (Tables) (License Rights)	12 Months Ended
Dec. 31, 2012
License Rights
License Rights
Summary of foregoing license rights

The foregoing license rights are summarized as follows (in thousands):

	December 31,	December 31,
	2011	2012
	RMB	RMB
Payment for license rights	271,582	271,582
Accumulated amortization	(172,304)	(221,266)
Impairment provision for license rights other than World of Warcraft	(50,316)	(50,316)
	48,962	—

Other Long-term Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Long-term Assets
Summary of other long-term assets

The following is a summary of other long-term assets (in thousands):

	December 31,	December 31,
	2011	2012
	RMB	RMB
Investment in associated companies	33,482	34,323
Staff housing loans	14,004	26,529
Non-current deposits	9,747	17,704
Others	1,707	11,957
	58,940	90,513

Schedule of allocation of the purchase price

The investment was accounted for under the equity method of accounting with allocation of the purchase price set out as follows (in thousands):

RMB
Tangible assets	12,050
Intangible assets	6,722
Goodwill	14,046
Liabilities	(1,818)
31,000

Taxation (Tables)	12 Months Ended
Dec. 31, 2012
Taxation
Schedule of increase to net income resulting from the combined effects of EIT exemptions and tax rate reductions

The following table presents the increase to net income resulting from the combined effects of EIT exemptions and tax rate reductions enjoyed by the Group for the years ended December 31, 2010, 2011 and 2012 (in thousands except per share data):

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Aggregate amount of EIT exemptions and tax rate reductions	376,720	559,032	503,045
Earnings per share effect, basic	0.12	0.17	0.15
Earnings per share effect, diluted	0.12	0.17	0.15

Schedule of component of income tax expenses

The following table sets forth the component of income tax expenses of the Company for the years ended December 31, 2010, 2011 and 2012 (in thousands):

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Current tax expense	335,827	435,198	723,210
Deferred tax expense (benefit)	8,619	(42,442)	(31,568)
Income tax expenses	344,446	392,756	691,642

Schedule of reconciliation of the differences between the statutory income tax rate and the Company's effective income tax rate

	For the year ended December 31,
	2010	2011	2012
	%	%	%
Statutory income tax rate	25.0	25.0	25.0
Permanent differences	0.1	(0.1)	(1.0)
Effect due to overseas tax-exempt entities	2.1	1.4	1.2
Effect of lower tax rate applicable to Software Enterprises, Key Software Enterprise and HNTEs	(12.9)	(15.5)	(11.8)
Change in valuation allowance	(0.9)	1.8	1.9
Income tax refund	—	(1.0)	—
Withholding income tax accrued for dividend (Note 11(d))	—	—	0.9
Effect of changes in the tax status	—	(0.7)	—
Effective income tax rate	13.4	10.9	16.2

Summary of net operating loss carry forwards

As of December 31, 2012, certain entities of the Group had net operating tax loss carry forwards as follows (in thousands):

RMB
Loss expiring in 2013	33,733
Loss expiring in 2014	46,233
Loss expiring in 2015	57,569
Loss expiring in 2016	178,583
Loss expiring in 2017	252,783
568,901

Schedule of the tax impact of significant temporary differences between the tax and financial statement bases of assets and liabilities that gave rise to deferred tax assets and liabilities

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2011 and 2012 (in thousands):

	December 31,	December 31,
	2011	2012
	RMB	RMB
Deferred tax assets - Current:
Deferred revenue, primarily for advanced payments from online games customers	66,108	90,555
Accruals	56,364	83,864
	122,472	174,419
Less: valuation allowance	(10,482)	(30,490)
Total	111,990	143,929

Deferred tax assets - Non-current:
Depreciation of fixed assets	2,586	2,215
Impairment of license rights	12,579	7,021
Net operating tax loss carry forward	62,265	119,795
	77,430	129,031
Less: valuation allowance	(74,844)	(126,816)
Total	2,586	2,215

Schedule of movement of the aggregate valuation allowances for deferred assets

The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the periods presented (in thousands):

		Provision
	Balance at	(write-back)	Balance at
	January 1	for the year	December 31
	RMB	RMB	RMB
2010	42,330	(23,705)	18,625
2011	18,625	66,701	85,326
2012	85,326	71,980	157,306

Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2012
Taxes Payable
Summary of taxes payable

The following is a summary of taxes payable as of December 31, 2011 and 2012 (in thousands):

	December 31,	December 31,
	2011	2012
	RMB	RMB
Sales tax	71,371	41,028
Withholding individual income taxes for employees	27,445	31,335
Enterprise income taxes	269,198	297,457
Others	23,755	19,645
	391,769	389,465

Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Liabilities and Other Payables
Summary of accrued liabilities and other payables

The following is a summary of accrued liabilities and other payables as of December 31, 2011 and 2012 (in thousands):

	December 31,	December 31,
	2011	2012
	RMB	RMB
Customer deposits on Wangyibao accounts	267,372	382,029
Accrued fixed assets related payables	35,663	5,410
Marketing expenses	57,937	94,609
Royalty and consulting fee payments due to Blizzard	—	84,982
Server custody fees and telecommunication charges	27,136	31,694
RSU payables (see Note 2(n))	39,733	75,639
Option proceeds payable to employees	12,058	481
Professional fees	9,108	8,109
Accrued revenue sharing	10,014	11,463
Content cost	5,609	22,342
Others	33,490	47,715
	498,120	764,473

Other Long-term Payable (Tables)	12 Months Ended
Dec. 31, 2012
Other Long-term Payable
Summary of other long-term payables

The following is a summary of other long-term payables as of December 31, 2011 and 2012 (in thousands):

	December 31,	December 31,
	2011	2012
	RMB	RMB
RSU long-term payable (see Note 2(n))	63,690	99,768
Other	200	200
	63,890	99,968

Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefits
Schedule of group's employee welfare benefits

The following table presents the Group’s employee welfare benefits for the years ended December 31, 2010, 2011 and 2012 (in millions):

	For the year ended December 31
	2010	2011	2012
	RMB	RMB	RMB
Contributions to medical and pension schemes	109.8	137.2	160.9
Other employee benefits	44.6	68.9	95.6
	154.4	206.1	256.5

Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-based compensation activity by award
Summary of the Company's share-based compensation cost

The table below presents a summary of the Company’s share-based compensation cost for the years ended December 31, 2010, 2011 and 2012 (in thousands):

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Cost of revenues	37,342	57,318	100,540
Selling and marketing expenses	8,123	11,357	13,368
General and administrative expenses	31,580	17,897	33,374
Research and development expenses	25,361	35,460	55,736
	102,406	122,032	203,018

Schedule of total intrinsic value of options excerised and the total fair value of RSUs vested during the period

	Stock Options
	US$	RMB
	(in millions)	(in millions)
Total intrinsic value exercised:
2010	18.2	120.2
2011	17.2	111.2
2012	6.3	39.1

	RSU
	US$	RMB
	(in millions)	(in millions)
Total fair value vested:
2010	Note (a) below	Note (a) below
2011	11.0	71.2
2012	18.6	115.8

Note (a): The Company made its first award of RSUs in 2010, and none of such awards vested in 2010.

Schedule of weighted average remaining contractual life for the options and RSUs outstanding

The following table presents the weighted average remaining contractual life for the options and RSUs outstanding as of December 31, 2012:

		Weighted			Weighted
		Average	Weighted		Average	Weighted
		Remaining	Average		Remaining	Average
	Number	Contractual	Exercise	Number	Contractual	Exercise
Exercise Price	Outstanding	Life	Price	Exercisable	Life	Price
	(in thousands)	Years	US$	(in thousands)	Years	US$
Stock Options
US$1.659	525	1.88	1.659	306	1.88	1.659
	525	1.88	1.659	306	1.88	1.659
Restricted Share Units
Performance-based settled in stock	531	2.17	n/a	n/a	n/a	n/a
Time-based-settled in stock/cash	28,934	3.45	n/a	n/a	n/a	n/a
Time-based-settled in stock	20,725	3.18	n/a	n/a	n/a	n/a
	50,190	3.32	n/a	n/a	n/a	n/a

Stock Options
Share-based compensation activity by award
Summary of the Company's stock options award and RSUs activities

	Employees	Senior Management	Director and Consultants	Total	Weighted Average Exercise Price
	(in thousands)	(in thousands)	(in thousands)	(in thousands)	US$

Number of ordinary shares issuable upon exercise of stock options:

Outstanding at January 1, 2010	38,609	4,395	1,812	44,816	0.706
Exercised	(17,946)	(2,520)	—	(20,466)	0.641
Expired/forfeited	(3,294)	—	—	(3,294)	0.728
Outstanding at December 31, 2010	17,369	1,875	1,812	21,056	0.767

Outstanding at January 1, 2011	17,369	1,875	1,812	21,056	0.767
Exercised	(13,664)	(1,875)	—	(15,539)	0.728
Expired/forfeited	(63)	—	—	(63)	0.728
Reclassification due to position change	875	—	(875)	—	—
Outstanding at December 31, 2011	4,517	—	937	5,454	0.877

Outstanding at January 1, 2012	4,517	—	937	5,454	0.877
Exercised during the year	(3,992)		(937)	(4,929)	0.794
Outstanding at December 31, 2012	525	—	—	525	1.659

Restricted Stock Units (RSU)
Share-based compensation activity by award
Summary of the Company's stock options award and RSUs activities

	Employees	Senior Management	Director and Consultants	Total
	(in thousands)	(in thousands)	(in thousands)	(in thousands)

Number of ordinary shares issuable upon vesting of restricted share units:
Granted during 2010	9,138	—	720	9,858
Forfeited during 2010	(758)	—	—	(758)
Outstanding at December 31, 2010	8,380	—	720	9,100

Outstanding at January 1, 2011	8,380	—	720	9,100
Granted	12,854	4,368	580	17,802
Vested	(5,024)	(290)	(720)	(6,034)
Forfeited	(3,838)	(2,378)	—	(6,216)
Outstanding at December 31, 2011	12,372	1,700	580	14,652

Outstanding at January 1, 2012	12,372	1,700	580	14,652
Granted	18,451	—	265	18,716
Vested	(8,390)	—	(290)	(8,680)
Forfeited	(1,973)	(1,700)	(290)	(3,963)
Outstanding at December 31, 2012	20,460	—	265	20,725

Net Income Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Net Income Per Share
Schedule of computation of basic and diluted net income per share

	For the year ended December 31,
	2010	2011	2012
Numerator (RMB in thousands):
Net income attributable to NetEase, Inc.’s shareholders for basic/dilutive net income per share calculation	2,235,772	3,234,264	3,637,452

Denominator (No. of shares in thousands):
Weighted average number of ordinary shares outstanding, basic	3,246,426	3,265,550	3,282,663
Dilutive effect of employee stock options and restricted share units	15,460	11,154	5,667
Weighted average number of ordinary shares outstanding, diluted	3,261,886	3,276,704	3,288,330
Net income per share, basic (RMB)	0.69	0.99	1.11
Net income per share, diluted (RMB)	0.69	0.99	1.11

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Schedule of future commitments under various contracts

As of December 31, 2012, future minimum lease under non-cancelable operating lease agreements, capital commitments and other commitment related to content and services purchases were as follows (in thousands):

	Rental Commitments	Server Custody Fee Commitments	Capital Commitments	Office Machines and Other Commitments	Total
	RMB	RMB	RMB	RMB	RMB
2013	47,193	24,003	87,197	51,524	209,917
2014	16,188	1,544	—	5,015	22,747
2015	4,134	289	—	1,078	5,501
2016	2,162	289	—	997	3,448
Beyond 2016	14,295	96	—	837	15,228
	83,972	26,221	87,197	59,451	256,841

Summary of company's commitments under two license contracts

As of December 31, 2012, the Company’s outstanding commitments under the two license contracts totaled RMB1,123.9 million which can be summarized as follows (in millions):

RMB
2013	636.7
2014	401.9
2015	85.3
Total	1,123.9

Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information
Summary of the Group's operating segment results

There was no significant transaction between reportable segments for the years ended December 31, 2010, 2011 and 2012 (in thousands).

	For the year ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
Total revenues:
Online game services	4,944,439	6,552,431	7,287,063
Advertising services	633,209	795,422	850,157
E-mail, wireless value-added services and others	82,141	124,898	242,741
Total revenues	5,659,789	7,472,751	8,379,961

Sales tax expense (Note 11(b)):
Online game services	(89,937)	(103,824)	(86,478)
Advertising services	(60,551)	(75,349)	(82,680)
E-mail, wireless value-added services and others	(1,632)	(2,926)	(9,847)
Total Sales taxes	(152,120)	(182,099)	(179,005)

Net revenues:
Online game services	4,854,502	6,448,607	7,200,585
Advertising services	572,658	720,073	767,477
E-mail, wireless value-added services and others	80,509	121,972	232,894
Total net revenues	5,507,669	7,290,652	8,200,956

Cost of revenues:
Online game services	(1,378,018)	(1,859,176)	(1,872,734)
Advertising services	(312,921)	(380,201)	(474,165)
E-mail, wireless value-added services and others	(107,902)	(132,911)	(231,168)
Total cost of revenues	(1,798,841)	(2,372,288)	(2,578,067)

Gross profit (loss):
Online game services	3,476,484	4,589,431	5,327,851
Advertising services	259,737	339,872	293,312
E-mail, wireless value-added services and others	(27,393)	(10,939)	1,726
Total gross profit	3,708,828	4,918,364	5,622,889

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments
Schedule of financial instruments, measured at fair value

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2012 (in thousands):

	Fair Value Measurements
		(RMB)
		Quoted Prices in
		Active Market	Significant Other
		for Identical Assets	Observable Inputs
	Total	(Level 1)	(Level 2)

Time deposits-short term	13,098,661	13,098,661	—
Time deposits-long term	490,000	490,000	—
Held-to-maturity securities-fixed rate investments	953,035	—	953,035
Other short-term investments	120,504	—	120,504
Total	14,662,200	13,588,661	1,073,539

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2011 (in thousands):

	Fair Value Measurements
		(RMB)
		Quoted Prices in
		Active Market	Significant Other
		for Identical Assets	Observable Inputs
	Total	(Level 1)	(Level 2)

Liquid investments within 3 months (1)	153,853	153,853	—
Time deposits-short term	9,704,777	9,704,777	—
Held-to-maturity securities-fixed rate investments	993,606	—	993,606
Total	10,852,236	9,858,630	993,606

(1)                  Included in cash and cash equivalents on the Company’s consolidated balance sheets.

Organization and Nature of Operations (Details) (CNY)	0 Months Ended
	Feb. 03, 2000 Operating agreement	Jun. 10, 2011 Shareholder voting rights trust agreement	May 12, 2000 Shareholder voting rights trust agreement	Jun. 06, 2000 Letter of agreement	Dec. 31, 2012 Guangzhou NetEase Company	Dec. 31, 2012 StormNet IT SH and StormNet IT HK Joint Venture Company	Aug. 31, 2011 Ujia E-commerce employee	Dec. 31, 2012 Primary Beneficiary Consolidated VIEs
Principle subsidiaries and variable interest entities
Number of majority owned subsidiaries of VIE of the entity					2
Total assets of consolidated VIEs and their subsidiaries								1,700,000,000
Total liabilities of consolidated VIEs and their subsidiaries								1,600,000,000
Registered capital of VIEs and their subsidiaries								183,000,000
Non-distributable statutory reserves of VIEs and their subsidiaries								10,300,000
Number of companies in joint venture						2
Number of employees incorporating new entity							2
Term of principal (or amended principal) agreement	20 years	20 years	10 years	20 years

Principal Accounting Policies (Details)	12 Months Ended														12 Months Ended
	Dec. 31, 2012 USD ($) model	Dec. 31, 2012 CNY model	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 PRC subsidiaries and VIEs CNY	Dec. 31, 2011 PRC subsidiaries and VIEs CNY	Dec. 31, 2012 Denominated in USD USD ($)	Dec. 31, 2012 Denominated in USD CNY	Dec. 31, 2011 Denominated in USD USD ($)	Dec. 31, 2012 Denominated in EUR CNY	Dec. 31, 2012 Denominated in EUR EUR (€)	Dec. 31, 2011 Denominated in EUR EUR (€)	Dec. 31, 2012 Less than	Dec. 31, 2012 Equal to or more than
Revenue recognition
Number of revenue models used for online game services	2	2
Minimum period of inactivity in online points account for recognition of revenue (in days)	540 days	540 days
Cash, cash equivalents and time deposits
Term of original maturity of demand deposits and highly liquid investments															3 months
Cash at bank and demand deposits	$ 255,336,000	1,590,769,000	$ 355,471,000	2,214,618,000	1,285,137,000	1,041,290,000			$ 30,100,000	189,500,000	$ 32,100,000	196,300,000	€ 23,600,000	€ 18,600,000
Term of time deposits																3 months
Time deposits									29,900,000	188,200,000	34,500,000	152,800,000	18,400,000	55,800,000
Cash and cash equivalent and time deposits							13,400,000,000	11,600,000,000
Percentage of cash and cash equivalent and time deposits held by PRC subsidiaries and VIEs							88.10%	97.40%

Principal Accounting Policies (Details 2) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Maximum	Dec. 31, 2011 Maximum	Dec. 31, 2012 Guarantee deposit for consulting fee payments due to Blizzard CNY	Dec. 31, 2011 Guarantee deposit for consulting fee payments due to Blizzard CNY	Dec. 31, 2012 Escrow account deposit for funding sales and marketing activities of Blizzard's licensed games CNY	Dec. 31, 2011 Escrow account deposit for funding sales and marketing activities of Blizzard's licensed games CNY	Dec. 31, 2012 Customer deposit Wangyibao CNY
Restricted cash
Period set aside for restricted cash				12 months	12 months
Restricted cash	$ 91,573	570,506	318,684			85,000	85,000	209,200	233,700	276,300

Principal Accounting Policies (Details 3)	12 Months Ended
Dec. 31, 2012
Building
Property, Plant and Equipment
Estimated useful lives of assets	20 years
Decoration
Property, Plant and Equipment
Estimated useful lives of assets	5 years
Furniture, fixtures and office equipment | Minimum
Property, Plant and Equipment
Estimated useful lives of assets	5 years
Furniture, fixtures and office equipment | Maximum
Property, Plant and Equipment
Estimated useful lives of assets	10 years
Vehicles
Property, Plant and Equipment
Estimated useful lives of assets	5 years
Servers and computers
Property, Plant and Equipment
Estimated useful lives of assets	3 years
Software
Property, Plant and Equipment
Estimated useful lives of assets	3 years

Principal Accounting Policies (Details 4)	12 Months Ended				12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Customer contracts and relationships Equal to or more than	Dec. 31, 2012 Customer contracts and relationships Less than	Dec. 31, 2012 Technology
Intangible assets
Estimated useful lives of assets					8 years	10 years	3 years
Advertising Expense
Advertising expenses	242,800,000	247,000,000	203,700,000
Foreign currency translation
Buying rate per US$	6.2301			$ 1

Principal Accounting Policies (Details 5) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
2000 Stock Incentive Plan
Share-based Compensation
Percentage of annual recognition for share-based compensation costs	25.00%
Service vesting period	4 years
2009 Restricted Share Unit Plan
Share-based Compensation
Resulting potential liabilities recorded under other long-term payables	99,768	63,690
Resulting potential liabilities recorded under accrued liabilities	75,639	39,733
Number of preceding years considered for estimating forfeiture	5 years
2009 Restricted Share Unit Plan | Equal to or more than
Share-based Compensation
Service vesting period	1 year
2009 Restricted Share Unit Plan | Less than
Share-based Compensation
Service vesting period	5 years

Principal Accounting Policies (Details 6) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Ease Information Technology, Beijing Co Ltd [Member]
Statutory reserves
Maximum requirement of each of entity's subsidiaries after tax profits to be allocated to reserve fund as percentage of each subsidiaries registered capital	50.00%	50.00%	50.00%
PRC
Statutory reserves
Appropriations to general reserve fund and statutory surplus fund	161,522	150,618	96,184
PRC | General reserve fund
Statutory reserves
Maximum requirement of each of entity's subsidiaries after tax profits to be allocated to reserve fund as percentage of each subsidiaries registered capital	50.00%
PRC | General reserve fund | Equal to or more than
Statutory reserves
Required percentage of annual appropriations to statutory reserves	10.00%
PRC | Statutory surplus reserve
Statutory reserves
Maximum requirement of each of entity's subsidiaries after tax profits to be allocated to reserve fund as percentage of each subsidiaries registered capital	50.00%
PRC | Statutory surplus reserve | Equal to or more than
Statutory reserves
Required percentage of annual appropriations to statutory reserves	10.00%

Concentrations and Risks (Details)	12 Months Ended
	Dec. 31, 2012 serviceprovider	Dec. 31, 2011 serviceprovider	Dec. 31, 2010 serviceprovider
Requirement for telecommunications services | Bandwidth and server custody service provider
Concentrations and Risks
Total number of telecommunications service providers	11	12	12
Service providers providing 10% or more of the Company's requirements	2	3	3
Concentration risk (as a percent)	82.10%	86.60%	87.90%
Requirement for telecommunications services | Bandwidth and server custody service provider | Equal to or more than
Concentrations and Risks
Threshold for disclosure of risk (as a percent)	10.00%
Accounts receivable | Credit risk | Equal to or more than
Concentrations and Risks
Threshold for disclosure of risk (as a percent)	10.00%	10.00%
Total revenues | Major Customers | Equal to or more than
Concentrations and Risks
Threshold for disclosure of risk (as a percent)	10.00%	10.00%	10.00%
Total net revenues | Online Games
Concentrations and Risks
Concentration risk (as a percent)	93.70%	94.50%	95.80%
Short-term Investments | Credit risk | Equal to or more than
Concentrations and Risks
Effective yields of held-to-maturity investments and other short-term investments	4.00%
Short-term Investments | Credit risk | Maximum
Concentrations and Risks
Maturity period, maximum	12 months
Effective yields of held-to-maturity investments and other short-term investments	4.75%

Allowance for Doubtful Accounts (Details) (Allowance for doubtful accounts, CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for doubtful accounts
Allowance for Doubtful Accounts
Balance at the beginning of the period	7,972	7,822	30,015
Charged to (write-back against) cost and expenses	3,088	416	(20,029)
Write-off of receivable balances and corresponding provisions	(668)	(266)	(2,164)
Balance at the end of the period	10,392	7,972	7,822

Prepayments and Other Current Assets (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Prepayments and Other Current Assets
Guarantee payment made to Blizzard - royalty fees		424,757,000	363,508,000
Prepayment for royalties - current portion		257,037,000	225,307,000
Interest receivable		182,681,000	105,798,000
Prepayments		43,686,000	65,659,000
Wangyibao operating funds held by third party online payment settlement service providers		105,735,000	63,745,000
Prepayment for sales tax		63,303,000	46,623,000
Employee advances		9,892,000	6,288,000
Security and rental deposits		8,505,000	5,679,000
Other		26,188,000	17,857,000
Prepayments and other current assets	180,059,000	1,121,784,000	900,464,000
Staff housing loans outstanding repayable within 12 months		9,100,000	5,400,000

Short-term Investments (Details)	12 Months Ended			12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Short-term investments Minimum	Dec. 31, 2011 Short-term investments Minimum	Dec. 31, 2012 Short-term investments Maximum	Dec. 31, 2011 Short-term investments Maximum	Dec. 31, 2012 Held-to-maturity securities - Fixed rate investments CNY	Dec. 31, 2011 Held-to-maturity securities - Fixed rate investments CNY	Dec. 31, 2012 Other short-term investments CNY
Short-term Investments
Short-term investments, effective yields (as a percent)				4.00%	4.27%	4.75%	5.65%
Carrying Value	1,073,539,000	993,606,000	$ 172,315,000					953,035,000	993,606,000	120,504,000
Estimated Fair Value								953,035,000	993,606,000	120,504,000
Investment income related to short-term investments	42,900,000	13,100,000

Property, Equipment and Software (Details)	12 Months Ended					6 Months Ended	12 Months Ended		48 Months Ended	1 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 William Lei Ding CNY	Jun. 30, 2010 Guangzhou CNY	Dec. 31, 2010 Guangzhou CNY	Dec. 31, 2009 Guangzhou CNY	Jun. 30, 2010 Guangzhou CNY	Jul. 31, 2010 Guangzhou William Lei Ding CNY	Dec. 31, 2009 Guangzhou William Lei Ding CNY	Dec. 31, 2012 Guangzhou William Lei Ding SquareMeter	Dec. 31, 2012 Building and Decoration CNY	Dec. 31, 2011 Building and Decoration CNY	Dec. 31, 2010 Building and Decoration Guangzhou CNY	Dec. 31, 2012 Building and Decoration Hangzhou Research & Development Center CNY	Dec. 31, 2012 Leasehold improvements CNY	Dec. 31, 2011 Leasehold improvements CNY	Dec. 31, 2012 Furniture, fixtures and office equipment CNY	Dec. 31, 2011 Furniture, fixtures and office equipment CNY	Dec. 31, 2012 Vehicles CNY	Dec. 31, 2011 Vehicles CNY	Dec. 31, 2012 Servers and computers CNY	Dec. 31, 2011 Servers and computers CNY	Dec. 31, 2012 Software CNY	Dec. 31, 2011 Software CNY	Dec. 31, 2012 Construction in progress CNY	Dec. 31, 2011 Construction in progress CNY	Dec. 31, 2012 Construction in progress Beijing CNY	Dec. 31, 2011 Construction in progress Beijing CNY
Summary of property, equipment and software
Gross book value	1,563,733,000	1,418,622,000											564,001,000	534,375,000	80,600,000	431,900,000	39,062,000	35,181,000	47,628,000	42,432,000	10,095,000	7,167,000	729,724,000	643,033,000	38,182,000	37,853,000	135,041,000	118,581,000	112,000,000	110,900,000
Less: accumulated depreciation	(748,707,000)	(570,153,000)
Net book value	815,026,000	848,469,000		130,821,000
Depreciation expense	184,200,000	208,300,000	153,300,000
Other information
Floor space (in square meter)												20,000
Escrow deposit previously paid by CEO to developer					62,400,000
Amount paid to property developer on behalf of Mr. Ding											13,700,000
Value of property transferred, at cost, by Mr. Ding to the Company										72,200,000
Miscellaneous property-related transfer costs							8,400,000
Payment for various improvements and installation of equipment								75,300,000
Adjusted net rental charges									33,900,000
Accrued imputed rental amount credited to accumulated depreciation account						33,900,000

Land Use Right (Details) (Land Use Right, CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Land Use Right
Land Use Right
Amortization period	50 years
Cost	27,779,000	27,779,000
Incentive payment from Hangzhou local government	(15,000,000)	(15,000,000)
Accumulated amortization	(1,250,000)	(991,000)
Total	11,529,000	11,788,000
Total amortization expense	258,000	258,000	258,000
Estimated amortization expense for five succeeding fiscal years
Year one	258,000
Year two	258,000
Year three	258,000
Year four	258,000
Year five	258,000

License Rights (Details)	12 Months Ended				1 Months Ended	12 Months Ended				1 Months Ended
	Dec. 31, 2012 Licensing Rights CNY	Dec. 31, 2011 Licensing Rights CNY	Dec. 31, 2010 Licensing Rights CNY	Dec. 31, 2011 StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos	Aug. 31, 2008 StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos Blizzard and Shanghai EaseNet games	Dec. 31, 2011 StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos Blizzard and Shanghai EaseNet USD ($)	Dec. 31, 2011 StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos Blizzard and Shanghai EaseNet CNY	Dec. 31, 2008 StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos Blizzard and Shanghai EaseNet USD ($)	Dec. 31, 2008 StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos Blizzard and Shanghai EaseNet CNY	Mar. 31, 2012 World of Warcraft License Agreement Blizzard	Apr. 30, 2009 World of Warcraft License Agreement Blizzard USD ($)	Apr. 30, 2009 World of Warcraft License Agreement Blizzard CNY	Dec. 31, 2012 License rights other than World of Warcraft CNY	Dec. 31, 2011 License rights other than World of Warcraft CNY
License Rights
Number of personal computer strategy games agreed to be licensed					3
Estimated useful lives of assets					3 years						3 years	3 years
Extension in license term					1 year					3 years
Percentage of impaired assets included in provision				100.00%
Payment of license fee to Blizzard						$ 6,000,000	39,300,000	$ 4,000,000	27,500,000		$ 30,000,000	204,800,000
Foregoing license rights
Payment for license rights	271,582,000	271,582,000
Accumulated amortization	(221,266,000)	(172,304,000)
Impairment provision for license rights													(50,316,000)	(50,316,000)
Total		48,962,000
Total amortization expense	49,000,000	84,700,000	68,200,000

Other Long-term Assets (Details)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 SunEase, Inc. CNY	Dec. 31, 2011 SunEase, Inc. CNY	Dec. 31, 2010 SunEase, Inc. CNY	Aug. 31, 2008 SunEase, Inc. CNY	Aug. 31, 2008 SunEase, Inc. Trade name CNY	Aug. 31, 2008 SunEase, Inc. Customer contracts and relationships CNY	Aug. 31, 2008 SunEase, Inc. Technology CNY
Other Long-term Assets
Investment in associated companies		34,323,000	33,482,000
Staff housing loans		26,529,000	14,004,000
Non-current deposits		17,704,000	9,747,000
Others		11,957,000	1,707,000
Total	14,528,000	90,513,000	58,940,000
Allocation of the purchase price
Percentage of equity interest acquired								38.50%
Consideration paid in cash								31,000,000
Allocation of the purchase price
Tangible assets								12,050,000
Intangible assets								6,722,000
Goodwill								14,046,000
Liabilities								(1,818,000)
Total								31,000,000
Acquired finite-lived intangible assets
Amount of acquired finite lived intangible assets									2,300,000	2,800,000	1,600,000
Amortization expense of acquired intangible assets					3,400,000	800,000	1,000,000
Equity share of losses or profits from associated companies	$ 135,000	842,000	(1,195,000)	1,093,000	800,000	(1,200,000)	1,100,000

Other Long-term Assets (Details 2) (CNY) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Housing loans made to employees
Term of staff housing loan	5 years
Staff housing loans outstanding repayable within 12 months	9.1	5.4
Minimum
Housing loans made to employees
Interest rate on staff housing loan (as a percent)	2.25%	2.25%
Maximum
Housing loans made to employees
Interest rate on staff housing loan (as a percent)	3.50%	3.50%

Taxation (Details) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended											1 Months Ended	12 Months Ended					36 Months Ended		12 Months Ended	24 Months Ended	36 Months Ended		24 Months Ended	36 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Hong Kong Hong Kong NetEase Interactive	Dec. 31, 2011 Hong Kong Hong Kong NetEase Interactive	Dec. 31, 2012 Hong Kong NetEase Hong Kong	Dec. 31, 2011 Hong Kong NetEase Hong Kong	Dec. 31, 2012 Hong Kong Ujia Hong Kong	Dec. 31, 2011 Hong Kong Ujia Hong Kong	Dec. 31, 2012 Hong Kong StormNet IT HK	Dec. 31, 2011 Hong Kong StormNet IT HK	Mar. 31, 2007 People's Republic of China	Dec. 31, 2012 People's Republic of China	Dec. 31, 2011 People's Republic of China	Dec. 31, 2010 People's Republic of China	Dec. 31, 2007 People's Republic of China	Dec. 31, 2010 People's Republic of China NetEase Beijing Key Software Enterprise	Dec. 31, 2013 People's Republic of China NetEase Beijing HNTEs	Dec. 31, 2012 People's Republic of China Guangzhou Interactive HNTEs	Dec. 31, 2012 People's Republic of China Guangzhou Information Software Enterprises	Dec. 31, 2012 People's Republic of China Boguan Key Software Enterprise	Dec. 31, 2013 People's Republic of China Boguan HNTEs	Dec. 31, 2011 People's Republic of China NetEase Hangzhou Software Enterprises	Dec. 31, 2013 People's Republic of China NetEase Hangzhou HNTEs	Dec. 31, 2014 People's Republic of China Hangzhou Langhe Software Enterprises	Dec. 31, 2015 People's Republic of China Wangyibao Software Enterprises
Income taxes
Income tax rate (as a percent)	25.00%	25.00%	25.00%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	16.50%	25.00%				30.00%
Local enterprise income tax rate (as a percent)																3.00%
Transition period													5 years
Reduction of tax rate (as a percent)																	10.00%	15.00%	15.00%	12.50%	10.00%	15.00%	12.50%	15.00%
Percentage of tax deduction																									50.00%	50.00%
Increase to net income resulting from the combined effects of EIT exemptions and tax rate reductions
Aggregate amount of EIT exemptions and tax rate reductions													503,045	559,032	376,720
Earnings per share effect, basic (in CNY per share)													0.15	0.17	0.12
Earnings per share effect, diluted (in CNY per share)													0.15	0.17	0.12

Taxation (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 2013 CNY	Dec. 31, 2012 2014 CNY	Dec. 31, 2012 2015 CNY	Dec. 31, 2012 2016 CNY	Dec. 31, 2012 2017 CNY
Component of income tax expenses
Current tax expense		723,210	435,198	335,827
Deferred tax expense (benefit)	(5,067)	(31,568)	(42,442)	8,619
Income tax expenses	111,016	691,642	392,756	344,446
Reconciliation of the differences between the statutory income tax rate and the Company's effective income tax rate
Statutory income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Permanent differences (as a percent)	(1.00%)	(1.00%)	(0.10%)	0.10%
Effect due to overseas tax-exempt entities (as a percent)	1.20%	1.20%	1.40%	2.10%
Effect of lower tax rate applicable to Software Enterprises, Key Software Enterprise and HNTEs (as a percent)	(11.80%)	(11.80%)	(15.50%)	(12.90%)
Change in valuation allowance (as a percent)	1.90%	1.90%	1.80%	(0.90%)
Income tax refund (as a percent)			(1.00%)
Withholding income tax accrued for dividend (as a percent)	0.90%	0.90%
Effect of changes in the tax status (as a percent)			(0.70%)
Effective income tax rate (as a percent)	16.20%	16.20%	10.90%	13.40%
Net operating loss carryforwards and other tax disclosures
Total		568,901			33,733	46,233	57,569	178,583	252,783

Taxation (Details 3)	12 Months Ended	25 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Sales tax and cultural development fee
Business tax rate, low end of range (as a percent)	3.00%
Business tax rate, high end of range (as a percent)	5.00%
Cultural development fee rate on advertising services revenue (as a percent)	3.00%
Value added tax rate (as a percent)	17.00%
Business tax rate (as a percent)	5.00%
Value added tax rate changed from business tax rate (as a percent)	6.00%
Education surcharge rate (as a percent)		3.00%
Local education surcharge (as a percent)		2.00%
Urban Maintenance and Construction Education and Local Education Surcharge Rate (as a percent)		12.00%
City
Other tax information
Urban maintenance and construction tax rate (as a percent)		7.00%
County town or town
Other tax information
Urban maintenance and construction tax rate (as a percent)		5.00%
Others
Other tax information
Urban maintenance and construction tax rate (as a percent)		1.00%

Taxation (Details 4)	1 Months Ended	12 Months Ended
	Nov. 30, 2012 CNY Company	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 USD ($)
Deferred tax assets - Current:
Deferred revenue, primarily for advanced payments from online games customers		90,555,000	66,108,000
Accruals		83,864,000	56,364,000
Deferred tax assets - Current		174,419,000	122,472,000
Less: valuation allowance		(30,490,000)	(10,482,000)
Total		143,929,000	111,990,000		23,102,000
Deferred tax assets - Non-current:
Depreciation of fixed assets		2,215,000	2,586,000
Impairment of license rights		7,021,000	12,579,000
Net operating tax loss carry forward		119,795,000	62,265,000
Deferred tax assets - Non-Current		129,031,000	77,430,000
Less: valuation allowance		(126,816,000)	(74,844,000)
Total		2,215,000	2,586,000		356,000
Movement of the aggregate valuation allowances for deferred assets
Balance at the beginning of the period		85,326,000	18,625,000	42,330,000
Provision (write-back) for the year		71,980,000	66,701,000	(23,705,000)
Balance at the end of the period		157,306,000	85,326,000	18,625,000
Withholding income tax
Withholding tax rate on dividend distributed by foreign investment entities to its immediate holding company outside of China (as a percent)		10.00%
Lower withholding income tax rate on dividend applied, if the FIE's immediate holding company is registered in Hong Kong or other jurisdictions that have a tax treaty arrangement with China (as a percent)		5.00%
Number of PRC subsidiaries which distributed dividend to its overseas parent company	2
Distributions by PRC subsidiaries to its overseas parent company	800,000,000
Accrued income tax liabilities for withholding taxes	40,000,000
Unrecognized deferred tax liabilities		655,900,000	493,000,000

Taxes Payable (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Taxes Payable
Sales tax		41,028	71,371
Withholding individual income taxes for employees		31,335	27,445
Enterprise income taxes		297,457	269,198
Others		19,645	23,755
Total taxes payable	$ 62,513	389,465	391,769

Accrued Liabilities and Other Payables (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Restricted Stock Units (RSU) CNY	Dec. 31, 2011 Restricted Stock Units (RSU) CNY	Dec. 31, 2012 Employee Stock Options CNY	Dec. 31, 2011 Employee Stock Options CNY
Accrued liabilities
RSU and option proceeds payable to employees				75,639	39,733	481	12,058
Customer deposits on Wangyibao accounts		382,029	267,372
Accrued fixed assets related payables		5,410	35,663
Marketing expenses		94,609	57,937
Royalty and consulting fee payments due to Blizzard		84,982
Server custody fees and telecommunication charges		31,694	27,136
Professional fees		8,109	9,108
Accrued revenue sharing		11,463	10,014
Content cost		22,342	5,609
Others		47,715	33,490
Total accrued liabilities and other payables	$ 122,706	764,473	498,120

Other Long-term Payable (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Restricted Stock Units (RSU) CNY	Dec. 31, 2011 Restricted Stock Units (RSU) CNY
Accrued liabilities, noncurrent
RSU long-term payable				99,768	63,690
Other		200	200
Total non-current accrued liabilities	$ 16,046	99,968	63,890

Capital Structure (Details)	12 Months Ended
Dec. 31, 2012 vote
Capital Structure
Voting rights per share	1

Employee Benefits (Details) (CNY) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Benefits
Contributions to medical and pension schemes	160.9	137.2	109.8
Other employee benefits	95.6	68.9	44.6
Total group's employee welfare benefits	256.5	206.1	154.4

Share-based Compensation (Details)	12 Months Ended	1 Months Ended
	Dec. 31, 2001 2000 Stock Incentive Plan	Nov. 30, 2009 2009 RSU Plan
Share-based Compensation
Number of ordinary shares reserved for issuance under the plan	323,715,000	323,694,050
Percentage increase in number of ordinary shares available under the plan every year	3.00%
Percentage increase in number of ordinary shares available under the plan	17.50%
Term of plan		10 years

Share-based Compensation (Details 2) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation
Number of preceding years considered for estimating forfeiture	5 years
Share-based compensation cost
Share-based Compensation Expense	203,018	122,032	102,406
Cost of revenues
Share-based compensation cost
Share-based Compensation Expense	100,540	57,318	37,342
Selling and marketing expenses
Share-based compensation cost
Share-based Compensation Expense	13,368	11,357	8,123
General and administrative expenses
Share-based compensation cost
Share-based Compensation Expense	33,374	17,897	31,580
Research and development expenses
Share-based compensation cost
Share-based Compensation Expense	55,736	35,460	25,361

Share-based Compensation (Details 3) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended														12 Months Ended
	Dec. 31, 2012 Stock Options USD ($)	Dec. 31, 2012 Stock Options CNY	Dec. 31, 2011 Stock Options USD ($)	Dec. 31, 2011 Stock Options CNY	Dec. 31, 2010 Stock Options USD ($)	Dec. 31, 2010 Stock Options CNY	Dec. 31, 2012 Stock Options Employees	Dec. 31, 2011 Stock Options Employees	Dec. 31, 2010 Stock Options Employees	Dec. 31, 2011 Stock Options Senior Management	Dec. 31, 2010 Stock Options Senior Management	Dec. 31, 2012 Stock Options Director and Consultants	Dec. 31, 2011 Stock Options Director and Consultants	Dec. 31, 2009 Stock Options Director and Consultants	Dec. 31, 2012 RSUs USD ($)	Dec. 31, 2012 RSUs CNY	Dec. 31, 2011 RSUs USD ($)	Dec. 31, 2011 RSUs CNY	Dec. 31, 2010 RSUs	Dec. 31, 2012 RSUs Employees	Dec. 31, 2011 RSUs Employees	Dec. 31, 2010 RSUs Employees	Dec. 31, 2012 RSUs Senior Management	Dec. 31, 2011 RSUs Senior Management	Dec. 31, 2012 RSUs Director and Consultants	Dec. 31, 2011 RSUs Director and Consultants	Dec. 31, 2010 RSUs Director and Consultants	Dec. 31, 2012 2000 Stock Incentive Plan USD ($)	Dec. 31, 2012 2000 Stock Incentive Plan CNY	Dec. 31, 2012 2009 RSU Plan USD ($)	Dec. 31, 2012 2009 RSU Plan CNY
Share-based Compensation
Total unrecognized compensation cost related to unvested awards																												$ 0.1	0.6	$ 57.1	355.9
Weighted average remaining vesting period over which unrecognized compensation cost is recognized																												10 months 17 days	10 months 17 days	2 years 10 months 24 days	2 years 10 months 24 days
Number of ordinary shares issuable upon exercise of stock options:
Outstanding at the beginning of the period (in shares)	5,454	5,454	21,056	21,056	44,816	44,816	4,517	17,369	38,609	1,875	4,395	937	1,812	1,812
Exercised (in shares)	(4,929)	(4,929)	(15,539)	(15,539)	(20,466)	(20,466)	(3,992)	(13,664)	(17,946)	(1,875)	(2,520)	(937)
Expired/forfeited (in shares)			(63)	(63)	(3,294)	(3,294)		(63)	(3,294)
Reclassification due to position change (in shares)								875					(875)
Outstanding at the end of the period (in shares)	525	525	5,454	5,454	21,056	21,056	525	4,517	17,369		1,875		937	1,812
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 0.877		$ 0.767		$ 0.706
Exercised (in dollars per share)	$ 0.794		$ 0.728		$ 0.641
Expired/forfeited (in dollars per share)			$ 0.728		$ 0.728
Outstanding at the end of the period (in dollars per share)	$ 1.659		$ 0.877		$ 0.767
Number of ordinary shares issuable upon vesting of restricted share units:
Outstanding at the beginning of the period (in shares)															14,652	14,652	9,100	9,100		12,372	8,380		1,700		580	720
Granted (in shares)															18,716	18,716	17,802	17,802	9,858	18,451	12,854	9,138		4,368	265	580	720
Vested (in shares)															(8,680)	(8,680)	(6,034)	(6,034)		(8,390)	(5,024)			(290)	(290)	(720)
Forfeited (in shares)															(3,963)	(3,963)	(6,216)	(6,216)	(758)	(1,973)	(3,838)	(758)	(1,700)	(2,378)	(290)
Outstanding at end of the period (in shares)															20,725	20,725	14,652	14,652	9,100	20,460	12,372	8,380		1,700	265	580	720
Total intrinsic value of options exercised and the total fair value of restricted share units vested
Total intrinsic value exercised	6.3	39.1	17.2	111.2	18.2	120.2
Total fair value vested															$ 18.6	115.8	$ 11	71.2

Share-based Compensation (Details 4) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation
Number Outstanding (in shares)	525
Weighted Average Remaining Contractual Life of Outstanding Options	1 year 10 months 17 days
Weighted Average Exercise Price of Outstanding Options (in dollars per share)	$ 1.659
Number Exercisable (in shares)	306
Weighted Average Remaining Contractual Life of Exercisable Options	1 year 10 months 17 days
Weighted Average Exercise Price of Excercisable Options (in dollars per share)	$ 1.659
Exercise price one, US $1.659
Share-based Compensation
Number Outstanding (in shares)	525
Weighted Average Remaining Contractual Life of Outstanding Options	1 year 10 months 17 days
Weighted Average Exercise Price of Outstanding Options (in dollars per share)	$ 1.659
Number Exercisable (in shares)	306
Weighted Average Remaining Contractual Life of Exercisable Options	1 year 10 months 17 days
Weighted Average Exercise Price of Excercisable Options (in dollars per share)	$ 1.659

Share-based Compensation (Details 5) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Share-based Compensation
Number Outstanding (in shares)	50,190,000
Weighted Average Remaining Contractual Life	3 years 3 months 25 days
2009 RSU Plan
Share-based Compensation
Total number of shares reserved	258,789,450
Stock Options
Share-based Compensation
Aggregate intrinsic value of options outstanding and exercisable	0.02
Aggregate intrinsic value of options exercisable	0.01
Company's closing stock price per ADS used to calculate intrinsic value	42.53
Company's closing stock price per share used to calculate intrinsic value	1.7012
Restricted Share Units
Share-based Compensation
Aggregate intrinsic value of RSUs outstanding	82.9
Company's closing stock price per ADS used to calculate intrinsic value	42.53
Company's closing stock price per share used to calculate intrinsic value	1.7012
Performance-based settled in stock
Share-based Compensation
Number Outstanding (in shares)	531,000
Weighted Average Remaining Contractual Life	2 years 2 months 1 day
Time-based-settled in stock/cash
Share-based Compensation
Number Outstanding (in shares)	28,934,000
Weighted Average Remaining Contractual Life	3 years 5 months 12 days
Time-based-settled in stock
Share-based Compensation
Number Outstanding (in shares)	20,725,000
Weighted Average Remaining Contractual Life	3 years 2 months 5 days

Net Income Per Share (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Numerator (RMB in thousands):
Net income attributable to NetEase, Inc.'s shareholders for basic/dilutive net income per share calculation	$ 583,852	3,637,452	3,234,264	2,235,772
Denominator (No. of shares in thousands):
Weighted average number of ordinary shares outstanding, basic (in shares)	3,282,663,000	3,282,663,000	3,265,550,000	3,246,426,000
Dilutive effect of employee stock options and restricted share units	5,667,000	5,667,000	11,154,000	15,460,000
Weighted average number of ordinary shares outstanding, diluted	3,288,330,000	3,288,330,000	3,276,704,000	3,261,886,000
Net income per share, basic	$ 0.18	1.11	0.99	0.69
Net income per share, diluted	$ 0.18	1.11	0.99	0.69
Anti-dilutive ordinary shares and restricted share units excluded from the calculation of diluted net income per share	4,200,000	4,200,000	9,600,000	5,000,000

Commitments and Contingencies (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total
Commitments
2013	209,917,000
2014	22,747,000
2015	5,501,000
2016	3,448,000
Beyond 2016	15,228,000
Total	256,841,000
Rent expense - additional disclosures
Rental expenses	59,800,000	50,500,000	42,200,000
Rental Commitments
Commitments
2013	47,193,000
2014	16,188,000
2015	4,134,000
2016	2,162,000
Beyond 2016	14,295,000
Total	83,972,000
Server Custody Fee Commitments
Commitments
2013	24,003,000
2014	1,544,000
2015	289,000
2016	289,000
Beyond 2016	96,000
Total	26,221,000
Capital Commitments
Commitments
2013	87,197,000
Total	87,197,000
Office Machines and Other Commitments
Commitments
2013	51,524,000
2014	5,015,000
2015	1,078,000
2016	997,000
Beyond 2016	837,000
Total	59,451,000

Commitments and Contingencies (Details 2) (Blizzard and Shanghai EaseNet)	12 Months Ended	1 Months Ended			12 Months Ended		1 Months Ended
	Dec. 31, 2012 Licensing Rights contract	Aug. 31, 2008 StarCraft II/Warcraft III: The Frozen Throne/Warcraft III: Reign of Chaos games	Mar. 31, 2012 World of Warcraft License Agreement	Apr. 30, 2009 World of Warcraft License Agreement	Dec. 31, 2012 StarCraft II and World of Warcraft licensing agreements CNY contract	Dec. 31, 2012 Prescribed hardware purchase/lease commitments CNY	Nov. 30, 2012 All Stars in the PRC USD ($)	Nov. 30, 2012 All Stars in the PRC CNY
Commitments
Number of personal computer strategy games agreed to be licensed		3
Estimated useful lives of assets		3 years		3 years			3 years	3 years
Extension in license term		1 year	3 years
Number of license contracts entered into by the company with Blizzard	3				2
Total commitment expected to be incurred for license contracts					3,500,000,000		$ 60,300,000	375,900,000
Commitments under the two license contracts
2013					636,700,000
2014					401,900,000
2015					85,300,000
Total					1,123,900,000	218,000,000

Dividends (Details) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Nov. 13, 2012 ADS shares USD ($)	Nov. 13, 2012 ADS shares CNY
Dividends
Special cash dividend per ADS (in dollars per share)			$ 1
Dividends Payable, Current	$ 130,806	814,934	$ 130,800	815,400

Share Repurchase Programs (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2012	Dec. 31, 2012 program
Ordinary shares | Share repurchase programs, Pre-2012
Share repurchases
Number of share repurchase programs approved by the Board		5
Ordinary shares | 2012 Share repurchase program
Share repurchases
Number of share repurchase programs approved by the Board		1
Authorized amount	$ 100
Share repurchase program period, maximum	12 months
Shares repurchased		41,500
ADS shares | 2012 Share repurchase program
Share repurchases
Shares repurchased		1,660
Value of shares repurchased		67.2

Related Party Transactions (Details) (William Lei Ding, Guangzhou, CNY) In Millions, unless otherwise specified	1 Months Ended
Jul. 31, 2010
William Lei Ding | Guangzhou
Related Party Transactions
Value of property transferred, at cost, by Mr. Ding to the Company	72.2

Segment Information (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($) segment	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Online game services CNY	Dec. 31, 2011 Online game services CNY	Dec. 31, 2010 Online game services CNY	Dec. 31, 2012 Advertising services CNY	Dec. 31, 2011 Advertising services CNY	Dec. 31, 2010 Advertising services CNY	Dec. 31, 2012 E-mail, wireless value-added services and others CNY	Dec. 31, 2011 E-mail, wireless value-added services and others CNY	Dec. 31, 2010 E-mail, wireless value-added services and others CNY
Segment Information
Number of reportable segments	3	3
Total revenues:
Revenues	$ 1,345,077	8,379,961	7,472,751	5,659,789	7,287,063	6,552,431	4,944,439	850,157	795,422	633,209	242,741	124,898	82,141
Sales tax expense
Total Sales taxes	(28,732)	(179,005)	(182,099)	(152,120)	(86,478)	(103,824)	(89,937)	(82,680)	(75,349)	(60,551)	(9,847)	(2,926)	(1,632)
Net revenues:
Net revenues	1,316,345	8,200,956	7,290,652	5,507,669	7,200,585	6,448,607	4,854,502	767,477	720,073	572,658	232,894	121,972	80,509
Cost of revenues:
Total cost of revenues	(413,808)	(2,578,067)	(2,372,288)	(1,798,841)	(1,872,734)	(1,859,176)	(1,378,018)	(474,165)	(380,201)	(312,921)	(231,168)	(132,911)	(107,902)
Gross profit (loss):
Gross profit	$ 902,537	5,622,889	4,918,364	3,708,828	5,327,851	4,589,431	3,476,484	293,312	339,872	259,737	1,726	(10,939)	(27,393)

Financial Instruments (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2011 Maximum	Dec. 31, 2012 Quoted Prices in Active Market for Identical Assets (Level 1) CNY	Dec. 31, 2011 Quoted Prices in Active Market for Identical Assets (Level 1) CNY	Dec. 31, 2012 Significant Other Observable Inputs (Level 2) CNY	Dec. 31, 2011 Significant Other Observable Inputs (Level 2) CNY
Fair Value Measurements
Term of original maturity of liquid investments				3 months
Time deposits-short term	$ 2,102,480	13,098,661	9,704,777		13,098,661	9,704,777
Time deposits-long term	78,650	490,000			490,000
Held-to-maturity securities-fixed rate investments		953,035	993,606				953,035	993,606
Other short-term investments		120,504					120,504
Liquid investments within 3 months			153,853			153,853
Total		14,662,200	10,852,236		13,588,661	9,858,630	1,073,539	993,606

Restricted Net Assets (Details) (CNY) In Billions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restricted Net Assets
Required percentage of annual appropriations to general reserve fund and statutory surplus fund	10.00%
Restricted net assets	2.6
Percentage of restricted net assets	17.00%